UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                             Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 376-7132

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

RBC Global Asset Management Semi-Annual Report For the six months ended September 30, 2023 RBC Emerging Markets Equity Fund RBC Emerging Markets ex-China Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Opportunities Fund RBC Global Equity Leaders Fund RBC International Opportunities Fund RBC International Equity Fund RBC International Small Cap Equity Fund RBC China Equity Fund RBC ®

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of Contents	Portfolio Managers	2
	Performance Summary (Unaudited)	4
	Fund Statistics (Unaudited)
	RBC Emerging Markets Equity Fund	8
	RBC Emerging Markets ex-China Equity Fund	9
	RBC Emerging Markets Value Equity Fund	10
	RBC Global Opportunities Fund	11
	RBC Global Equity Leaders Fund	12
	RBC International Opportunities Fund	13
	RBC International Equity Fund	14
	RBC International Small Cap Equity Fund	15
	RBC China Equity Fund	16
	Schedules of Portfolio Investments	17
	Financial Statements
	- Statements of Assets and Liabilities	48
	- Statements of Operations	58
	- Statements of Changes in Net Assets	63
	Financial Highlights	72
	Notes to Financial Statements	94
	Share Class Information	119
	Supplemental Information	120
	Approval of Investment Advisory Agreements (Unaudited)	124

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and RBC Global Asset Management (UK) Limited (“RBC GAM-UK”) serves as the investment sub-advisor to the Funds and is responsible for the overall management of the Funds’ portfolios. The individual primarily responsible for the day-to-day management of each Fund’s portfolio is set forth below.

Philippe Langham
Senior Portfolio Manager and Head of Emerging Market Equities

Philippe Langham is Head of Emerging Market Equities at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Equity Fund and RBC Emerging Markets ex-China Equity Fund. Philippe joined RBC GAM-UK in November 2009 from Societe Generale Asset Management, where he was Head of Global Emerging Markets. He was previously Director and Head of Emerging Markets and Asia at Credit Suisse in Zurich. Prior to that, he managed Global Emerging Markets, Asian, Latin American and U.S. portfolios for nine years at the Kuwait Investment Office. Philippe holds a BSc in economics from the University of Manchester in England and is a Chartered Accountant.

Laurence Bensafi
Senior Portfolio Manager and Deputy Head of Emerging Markets Equity

Laurence Bensafi is Deputy Head of Emerging Markets Equity at RBC GAM-UK and is responsible for portfolio management of RBC Emerging Markets Value Equity Fund. Prior to joining RBC GAM-UK in 2013, Laurence was the Head of Aviva Investors’ Emerging Markets team, where she was responsible for managing Global Emerging Markets income funds and for developing quantitative stock selection and analysis models. Laurence began her investment career as a Quantitative Analyst at Societe Generale Asset Management, supporting European and Global Equity portfolio management by developing quantitative models to assist in the portfolio construction and security selection process. In 1997, Laurence obtained a Magistere d’Economiste Statisticien & D.E.S.S. Statistique et Econometrie from Toulouse University in France. Laurence is a CFA charterholder.

Habib Subjally
Senior Portfolio Manager and Head of Global Equities

Habib Subjally is Head of Global Equities at RBC GAM-UK and is responsible for portfolio management of RBC Global Opportunities Fund, RBC International Opportunities Fund and RBC Global Equity Leaders Fund. Prior to joining RBC GAM-UK in 2014 Habib and his team spent eight years together at First State managing global equities. Previously he was Head of Small & Mid Cap Research at Credit Suisse and Head of the Global equities team at Invesco. Habib began his fund management career at Merrill Lynch Investment Managers, where he was Head of North American and Global equities research. He holds a BSc (Hons) from the London School of Economics and holds Chartered Accountant and ASIP designations.

Siguo Chen
Portfolio Manager
Siguo Chen is a portfolio manager on the RBC Asian Equity team at RBC Global Asset Management and for RBC China Equity Fund. She is the lead

PORTFOLIO MANAGERS

manager for the team’s China strategy and is also the team’s healthcare specialist. Prior to joining RBC in 2017, Siguo was a sell-side equity analyst with a multinational investment bank where she specialized in China and Hong Kong consumer sectors and Hong Kong Equity strategy.
Mayur Nallamala
Head of Asian Equity, Senior Portfolio Manager

Mayur Nallamala is a senior portfolio manager on the RBC Asian Equity team at RBC Global Asset Management and for RBC China Equity Fund. Prior to joining the firm in 2013, he was a portfolio manager at a global asset management firm, responsible for Asia Pacific ex-Japan mandates, managing assets on behalf of sovereign wealth, institutional and retail clients around the world. Mayur had earlier worked at major brokerage firms in London and Hong Kong, working in derivatives and equity research. He began his career in the investment industry in 1998.

David Lambert
Senior Portfolio Manager and Head of European Equities

David Lambert is Senior Portfolio Manager and Head of the European Equity Team at RBC GAM-UK and is responsible for portfolio management of RBC International Equity Fund and RBC International Small Cap Equity Fund. He joined the organization directly from university in 1999, originally as a quantitative analyst. During his time at RBC GAM-UK, David has completed the UK Institute of Investment Management and Research (now UKSIP) examinations. He has managed a number of UK and European portfolios for the firm over the years.

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2023 (Unaudited)

	1 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC Emerging Markets Equity Fund
Class A
- Including Max Sales Charge of 5.75%	10.12%	0.72%	3.08%
- At Net Asset Value	16.89%	1.91%	3.71%	1.13%	1.82%
Class I
- At Net Asset Value	17.17%	2.15%	3.95%	0.88%	1.03%
Class R6
- At Net Asset Value	17.29%	2.16%	4.03%	0.88%	0.90%

MSCI Emerging Markets Net Total Return USD Index	11.70%	0.55%	2.09%
RBC Emerging Markets ex-China Equity Fund(d)
Class A
- Including Max Sales Charge of 5.75%	N/A	N/A	0.00%
- At Net Asset Value	N/A	N/A	6.10%	1.15%	4.29%
Class I
- At Net Asset Value	N/A	N/A	6.30%	0.90%	2.24%
Class R6
- At Net Asset Value	N/A	N/A	6.30%	0.90%	3.12%

MSCI Emerging Markets ex-China Total Return Net Index(e)	N/A	N/A	5.41%
RBC Emerging Markets Value Equity Fund
Class A
- Including Max Sales Charge of 5.75%	10.36%	0.90%	(1.47)%
- At Net Asset Value	17.04%	2.11%	(0.43)%	1.20%	19.67%
Class I
- At Net Asset Value	17.35%	2.35%	(0.21)%	0.95%	1.57%
Class R6
- At Net Asset Value	17.45%	2.42%	(0.13)%	0.88%	1.62%

MSCI Emerging Markets Net Total Return USD Index(e)	11.70%	0.55%	(0.70)%
RBC Global Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	1.91%	3.46%	7.08%
- At Net Asset Value	8.10%	4.69%	7.80%	1.00%	20.49%
Class I
- At Net Asset Value	8.34%	4.96%	8.00%	0.75%	0.84%
Class R6
- At Net Asset Value	8.43%	5.01%	8.06%	0.70%	0.73%

MSCI ACWI Net
Total Return USD Index(e)	20.80%	6.46%	7.03%

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2023 (Unaudited)

	1 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC Global Equity Leaders Fund(f)
Class A
- Including Max Sales Charge of 5.75%	4.72%	N/A	(14.58)%
- At Net Asset Value	11.12%	N/A	(11.71)%	1.00%	7.76%
Class I
- At Net Asset Value	11.40%	N/A	(11.51)%	0.75%	7.24%
Class R6
- At Net Asset Value	11.60%	N/A	(11.42)%	0.70%	7.51%

MSCI ACWI Net Total Return USD Index(e)	20.80%	N/A	(4.85)%
RBC International Opportunities Fund
Class A
- Including Max Sales Charge of 5.75%	2.60%	0.07%	1.95%
- At Net Asset Value	8.86%	1.26%	2.64%	1.05%	4.98%
Class I
- At Net Asset Value	9.15%	1.72%	2.98%	0.80%	1.07%
Class R6
- At Net Asset Value	9.07%	1.76%	3.02%	0.75%	1.00%

MSCI ACWI ex USA Net Total Return USD Index(e)	20.39%	2.58%	3.37%
RBC International Equity Fund(d)
Class A
- Including Max Sales Charge of 5.75%	N/A	N/A	(4.43)%
- At Net Asset Value	N/A	N/A	1.40%	1.04%	3.74%
Class I
- At Net Asset Value	N/A	N/A	1.60%	0.79%	2.64%
Class R6
- At Net Asset Value	N/A	N/A	1.60%	0.74%	3.19%

MSCI EAFE Total Return Net Index(e)	N/A	N/A	3.42%
RBC International Small Cap Equity Fund(d)
Class A
- Including Max Sales Charge of 5.75%	N/A	N/A	(9.99)%
- At Net Asset Value	N/A	N/A	(4.50)%	1.24%	10.81%
Class I
- At Net Asset Value	N/A	N/A	(4.30)%	0.99%	9.00%
Class R6
- At Net Asset Value	N/A	N/A	(4.30)%	0.94%	9.65%

MSCI ACWI ex USA Small Cap Index(e)	N/A	N/A	2.74%

PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2023 (Unaudited)

	1 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC China Equity Fund(g)
Class A
- Including Max Sales Charge of 5.75%	(7.77)%	N/A	(16.01)%
- At Net Asset Value	(2.17)%	N/A	(12.56)%	1.30%	8.66%
Class I
- At Net Asset Value	(1.86)%	N/A	(12.30)%	1.05%	7.48%
Class R6
- At Net Asset Value	(1.82)%	N/A	(12.28)%	1.00%	7.87%

MSCI China Index	5.24%	N/A	(8.22)%
MSCI China All Shares Index	0.36%	N/A	(10.16)%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The since inception date (commencement of operations) is December 20, 2013 for RBC Emerging Markets Equity Fund for Class A and Class I shares and November 22, 2016 for Class R6 shares and February 9, 2018 for RBC Emerging Markets Value Equity Fund for Class I and Class R6 shares and April 19, 2022 for Class A shares and December 3, 2014 for RBC Global Opportunities Fund and RBC International Opportunities Fund for Class I shares, November 22, 2016 for Class R6 shares and January 28, 2020 for Class A Shares. The performance in the table for Class R6 shares prior to November 22, 2016 reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class R6 shares. The performance in the table for Class A shares of Global Opportunities Fund and International Opportunities Fund prior to January 28, 2020, reflects the performance of Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class A shares.

(b)	The Funds’ expenses are from the Funds’ most recent prospectus dated July 26, 2023, and reflect the fiscal year or period ended March 31, 2023.

(c)

The Advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels disclosed in the Funds’ prospectuses until July 31, 2025 (September 30, 2025 for RBC Emerging Markets Equity Fund).

(d)

The inception date for the RBC Emerging Markets ex-China Equity Fund is December 15, 2022. The inception date for the RBC International Equity Fund and RBC International Small Cap Equity Fund is December 14, 2022. Short-term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

(e)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but does not include sales fees or operating expenses. You cannot invest directly in indices.

(f)	The inception date for the RBC Global Equity Leaders Fund is December 15, 2021.

(g)	The inception date for the RBC China Equity Fund is April 11, 2022.

PERFORMANCE SUMMARY (UNAUDITED)

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It captures large- and mid-capitalization representation across developed markets and emerging markets countries and covers approximately 85% of the global investable equity opportunity set. The Net Index is net of any foreign withholding tax.

The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. It captures large- and mid-capitalization representation across developed markets and emerging markets countries excluding the U.S. and covers approximately 85% of the global investable equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax.

The MSCI EAFE Index is an equity index which captures large- and mid-capitalization representation across 21 Developed Markets countries around the world, excluding the U.S. and Canada. With 796 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI ACWI ex USA Small Cap Index captures small capitalization representation across 22 of 23 Developed Markets (DM) countries (excluding the U.S.) and 23 Emerging Markets (EM) countries. With 4,330 constituents, the index covers approximately 14% of the global equity opportunity set outside the U.S. The Net Index is net of any foreign withholding tax.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. It captures large- and mid-capitalization representation across emerging markets countries and covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. The MSCI Emerging Markets ex-China Index captures large- and mid-capitalization representation across 23 of the 24 Emerging Markets (EM) countries excluding China. With 663 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. The Net Index is net of any foreign withholding tax. The MSCI China and MSCI China All Shares Indices capture large- and mid-capitalization representation across China A shares, H shares, B shares, Red chips, P chips, and foreign listings (e.g., ADRs). The MSCI China Index covers about 85% of this China equity universe, and currently includes large- and mid-capitalization A shares represented at 20% of their free float-adjusted market capitalization. The MSCI China All Shares Index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen, and outside of China, and is based on the concept of the integrated MSCI China equity universe with China A shares included. The Net Indices are net of any foreign withholding tax.

You cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible.

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Equity Fund
Investment Objective	The Fund seeks to provide long-term capital growth.
Benchmark	MSCI Emerging Markets Net Total Return USD Index
Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)	Taiwan Semiconductor Manufacturing Co. Ltd.	6.64%	Fomento Economico Mexicano SAB de CV	3.77%
	HDFC Bank Ltd.	6.34%	Antofagasta Plc	3.56%
	SK Hynix, Inc.	5.55%	Mahindra & Mahindra Ltd.	3.34%
	Tencent Holdings Ltd.	4.18%	Unilever Plc	3.04%
	Tata Consultancy Services Ltd.	4.07%	Alibaba Group Holding Ltd.	2.63%

	A listing of all portfolio holdings can be found beginning on page 17
Growth of $250,000 Initial Investment Since Inception (12/20/13)

The graph reflects an initial hypothetical investment of $250,000 over the period from December 20,2013 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s’ total return includes reinvested dividends and capital gains. The Fund’s’ total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC Emerging Markets ex-China Equity Fund
The Fund seeks to provide long-term capital growth.				Investment Objective
MSCI Emerging Markets ex-China Net Total Return Index				Benchmark
				Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 2.24% of investments.

Taiwan Semiconductor Manufacturing Co. Ltd.	8.74%	SK Hynix, Inc.	3.32%	Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)
		Chroma ATE, Inc.	3.00%
HDFC Bank Ltd.	6.12%	Tata Consultancy Services Ltd.	2.92%
Samsung Electronics Co. Ltd.	5.27%	Unilever Plc	2.91%
Fomento Economico Mexicano SAB de CV	3.56%	Raia Drogasil SA	2.91%
Antofagasta Plc	3.42%
A listing of all portfolio holdings can be found beginning on page 20

The graph reflects an initial hypothetical investment of $250,000 over the period from December 15, 2022 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s’ total return includes reinvested dividends and capital gains. The Fund’s’ total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

				Growth of $250,000 Initial Investment Since Inception (12/15/22)

	FUND STATISTICS (UNAUDITED)
	RBC Emerging Markets Value Equity Fund
Investment Objective	The Fund seeks to provide long-term capital growth.
Benchmark	MSCI Emerging Markets Net Total Return USD Index
Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 0.74% of investments.
Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)	Taiwan Semiconductor Manufacturing Co. Ltd.	6.54%	Naspers Ltd.	2.10%
	Samsung Electronics Co. Ltd.	4.78%	Axis Bank Ltd.	2.08%
	Alibaba Group Holding Ltd.	4.72%	Hindalco Industries Ltd.	1.89%
	Ping An Insurance Group Co. of China Ltd.	2.50%	SK Hynix, Inc.	1.86%
	Antofagasta Plc	2.20%	Ping An Bank Co. Ltd.	1.85%
	A listing of all portfolio holdings can be found beginning on page 23
Growth of $250,000 Initial Investment Since Inception (2/9/18)

The graph reflects an initial hypothetical investment of $250,000 over the period from February 9, 2018 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC Global Opportunities Fund
The Fund seeks to provide long-term capital growth.				Investment Objective
MSCI ACWI Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 0.32% of investments.

Microsoft Corp.	6.30%	Anheuser-Busch InBev NV	3.91%	Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)
UnitedHealth Group, Inc.	5.22%	AIA Group Ltd.	3.78%
Alphabet, Inc.	4.32%	Visa, Inc.	3.71%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.00%	T-Mobile US, Inc.	3.57%
Fortive Corp.	3.92%	AutoZone, Inc.	3.34%
A listing of all portfolio holdings can be found beginning on page 28
				Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)

	RBC Global Equity Leaders Fund
Investment Objective	The Fund seeks to provide long-term capital growth.
Benchmark	MSCI ACWI Net Total Return USD Index
Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)
	*Includes U.S. dollar denominated cash equivalent investments representing 1.28% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)	Microsoft Corp.	6.74%	CSX Corp.	3.98%
	UnitedHealth Group, Inc.	6.24%	Safran SA	3.84%
	Alphabet, Inc.	5.58%	Novo Nordisk A/S	3.71%
	Amazon.com, Inc.	4.74%	Taiwan Semiconductor	3.69%
	Visa, Inc.	4.34%	Manufacturing Co. Ltd.
	NVIDIA Corp.	4.07%
	A listing of all portfolio holdings can be found beginning on page 31
Growth of $100,000 Initial Investment Since Inception (12/15/2021)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 15, 2021 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s’ total return includes reinvested dividends and capital gains. The Fund’s’ total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC International Opportunities Fund
The Fund seeks to provide long-term capital growth.				Investment Objective
MSCI ACWI ex USA Net Total Return USD Index				Benchmark
				Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 1.31% of investments.

Taiwan Semiconductor	6.45%	InterContinental Hotels Group Plc	4.29%	Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)
Manufacturing Co. Ltd.		Equinor ASA	4.16%
AIA Group Ltd.	5.19%	E.Sun Financial Holding Co. Ltd.	4.06%
DBS Group Holdings Ltd.	4.71%	Deutsche Post AG	3.89%
Astellas Pharma, Inc.	4.46%	Novo Nordisk A/S	3.77%
HDFC Bank Ltd.	4.36%
A listing of all portfolio holdings can be found beginning on page 34
				Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s’ total return includes reinvested dividends and capital gains. The Fund’s’ total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)
	RBC International Equity Fund
Investment Objective	The Fund seeks to provide Long-term capital growth.
Benchmark	MSCI EAFE Total Return Net Index
Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 2.12% of investments.

Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)	Novo Nordisk A/S	4.47%	Taiwan Semiconductor Manufacturing Co. Ltd.	2.65%
	Mitsubishi UFJ Financial Group, Inc.	3.92%	Roche Holding AG	2.65%
	LVMH Moet Hennessy Louis Vuitton SE	3.16%	ASML Holding NV	2.62%
	Tokio Marine Holdings, Inc.	2.95%	CSL Ltd.	2.48%
	London Stock Exchange Group Plc	2.66%	EssilorLuxottica SA	2.44%

	A listing of all portfolio holdings can be found beginning on page 37
Growth of $100,000 Initial Investment Since Inception (12/14/22)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 14, 2022 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC International Small Cap Equity Fund
The Fund seeks to provide Long-term capital growth.				Investment Objective
MSCI ACWI ex USA Small Cap Total Return Net Index				Benchmark
				Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 2.38% of investments.

SpareBank 1 SMN	3.36%	Lotus Bakeries NV	2.21%	Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)
Aker BP ASA	2.52%	Barratt Developments Plc	2.19%
Gaztransport Et Technigaz SA	2.41%	Howden Joinery Group Plc	2.12%
Asics Corp.	2.33%	Laboratorios Farmaceuticos Rovi SA	2.08%
Ibiden Co. Ltd.	2.22%
Cranswick Plc	2.21%
A listing of all portfolio holdings can be found beginning on page 41

The graph reflects an initial hypothetical investment of $100,000 over the period from December 14, 2022 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

				Growth of $100,000 Initial Investment Since Inception (12/14/22)

	FUND STATISTICS (UNAUDITED)
	RBC China Equity Fund
Investment Objective	The Fund seeks to provide Long-term capital growth.
Benchmark	MSCI China Net Total Return USD Index (primary) MSCI China All Shares Net Total Return USD Index (secondary)
Asset Allocation as of 9/30/23 (% of Fund’s investments) & Top Five GICS sectors (as of 9/30/23) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)	Tencent Holdings Ltd.	9.83%	AIA Group Ltd.	3.31%
	Alibaba Group Holding Ltd.	9.01%	NetEase, Inc.	2.98%
	Meituan	4.67%	KE Holdings, Inc.	2.86%
	Ping An Insurance Group Co. of China Ltd.	4.49%	China Resources Land Ltd.	2.81%
	Sunresin New Materials Co. Ltd.	4.19%	Contemporary Amperex Technology Co. Ltd.	2.58%
	A listing of all portfolio holdings can be found beginning on page 45
Growth of $100,000 Initial Investment Since Inception (4/11/22)

The graph reflects an initial hypothetical investment of $100,000 over the period from April 11, 2022 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund

September 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 97.99%
Austria — 1.24%
1,751,995	Mondi Plc	$29,269,897

Brazil — 6.08%
19,976,583	B3 SA - Brasil Bolsa Balcao	48,763,600
6,252,906	Banco Bradesco SA	15,711,413
18,849	MercadoLibre, Inc.*	23,898,270
9,984,127	Raia Drogasil SA	54,841,143

		143,214,426

Chile — 3.56%
4,835,620	Antofagasta Plc	83,945,236
28,538	Falabella SA	63,772

		84,009,008

China — 21.04%
299,600	Alibaba Group Holding Ltd., ADR*	25,987,304
5,710,658	Alibaba Group Holding Ltd.*	61,916,019
14,659,906	China Resources Land Ltd.	58,216,526
1,671,452	LONGi Green Energy Technology Co. Ltd., Class A	6,270,896
3,999,450	Midea Group Co. Ltd., Class A	30,509,614
9,975,384	NARI Technology Co. Ltd., Class A	30,351,234
9,968,334	Ping An Insurance Group Co. of China Ltd., Series H	56,536,873
2,984,112	Shenzhen Inovance Technology Co. Ltd., Class A	27,269,403
636,552	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	23,653,099
2,543,062	Tencent Holdings Ltd.	98,579,152
539,662	Yum China Holdings, Inc.	30,069,967
833,350	Yum China Holdings, Inc.	46,641,219

		496,001,306

Hong Kong — 5.17%
7,497,729	AIA Group Ltd.	60,635,237
1,652,215	Hong Kong Exchanges & Clearing Ltd.	61,318,277

		121,953,514

India — 18.52%
2,821,929	Axis Bank Ltd.	35,126,647
866,191	Dr Reddy’s Laboratories Ltd.	58,130,173
8,148,176	HDFC Bank Ltd.	149,436,864
4,211,007	Mahindra & Mahindra Ltd.	78,635,670
2,865,805	Marico Ltd.	19,347,555
2,267,293	Tata Consultancy Services Ltd.	96,002,167

		436,679,076

Indonesia — 3.09%
64,923,924	Bank Central Asia Tbk PT	36,989,427
315,739,017	Kalbe Farma Tbk PT	35,782,565

		72,771,992

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

Korea — 10.45%
460,400	LG Corp.	$28,619,399
265,494	Samsung Fire & Marine Insurance Co. Ltd.	51,061,452
1,362,216	Shinhan Financial Group Co. Ltd.	35,851,064
1,545,971	SK Hynix, Inc.	130,889,156

		246,421,071

Mexico — 3.77%
814,000	Fomento Economico Mexicano SAB de CV, ADR	88,848,100

Peru — 1.11%
204,660	Credicorp Ltd.	26,190,340

Philippines — 1.83%
2,891,810	SM Investments Corp.	43,085,789

Poland — 0.46%
132,269	Dino Polska SA*,(a)	10,719,558

South Africa — 2.96%
2,590,054	Clicks Group Ltd.	35,356,806
4,759,788	Discovery Ltd.*	34,480,313

		69,837,119

Taiwan — 14.76%
2,449,766	Advantech Co. Ltd.	26,231,174
3,439,769	Delta Electronics, Inc.	34,645,078
32,308,599	E.Sun Financial Holding Co. Ltd.	24,287,960
1,215,897	MediaTek, Inc.	27,798,893
2,157,721	President Chain Store Corp.	17,540,870
1,802,400	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	156,628,560
18,439,186	Uni-President Enterprises Corp.	40,076,838
420,981	Voltronic Power Technology Corp.	20,732,038

		347,941,411

Thailand — 0.91%
6,202,398	Kasikornbank Public Co. Ltd., NVDR	21,408,274

Turkey — 0.00%
1	Enka Insaat ve Sanayi AS	1

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

United Kingdom — 3.04%
1,449,817	Unilever Plc	$71,717,811

Total Common Stocks		2,310,068,693

(Cost $2,460,039,346)

Total Investments		$2,310,068,693
(Cost $2,460,039,346)(b) — 97.99%

Other assets in excess of liabilities — 2.01%		47,370,254

NET ASSETS — 100.00%		$2,357,438,947

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets

Financials	27.91%
Information Technology	20.29%
Consumer Staples	14.37%
Consumer Discretionary	12.61%
Industrials	6.37%
Health Care	4.99%
Materials	4.80%
Communication Services	4.18%
Real Estate	2.47%
Other*	2.01%
100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund

September 30, 2023

Shares		Value
Common Stocks — 97.87%
Austria — 0.99%
21,431	Mondi Plc	$358,039

Brazil — 8.95%
311,100	B3 SA - Brasil Bolsa Balcao	759,407
162,500	Banco Bradesco SA	408,307
465	MercadoLibre, Inc.*	589,564
190,676	Raia Drogasil SA	1,047,351
57,600	WEG SA	416,426

		3,221,055

Chile — 4.20%
70,877	Antofagasta Plc	1,230,408
125,854	Falabella SA	281,237

		1,511,645

India — 23.58%
23,577	Axis Bank Ltd.	293,480
145,480	Devyani International Ltd.*	374,464
15,100	Dr. Reddy’s Laboratories Ltd., ADR	1,009,737
120,210	HDFC Bank Ltd.	2,204,641
68,549	Hindalco Industries Ltd.	404,616
49,429	Mahindra & Mahindra Ltd.	923,029
126,263	Marico Ltd.	852,424
43,968	Phoenix Mills Ltd. (The)	959,719
24,862	Tata Consultancy Services Ltd.	1,052,712
39,105	Tata Consumer Products Ltd.	412,164

		8,486,986

Indonesia — 4.66%
5,511,700	Avia Avian Tbk PT	199,594
1,488,500	Bank Central Asia Tbk PT	848,051
5,550,700	Kalbe Farma Tbk PT	629,058

		1,676,703

Korea — 16.47%
3,422	LEENO Industrial, Inc.	389,407
6,566	LG Corp.	408,156
2,218	NAVER Corp.	331,624
37,523	Samsung Electronics Co. Ltd.	1,896,943
4,769	Samsung Fire & Marine Insurance Co. Ltd.	917,204
30,013	Shinhan Financial Group Co. Ltd.	789,888
14,100	SK Hynix, Inc.	1,193,772

		5,926,994

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund (cont.)

September 30, 2023

Shares		Value
Mexico — 4.64%
207,800	Bolsa Mexicana de Valores SAB de CV	$389,070
117,500	Fomento Economico Mexicano SAB de CV	1,280,886

		1,669,956

Peru — 0.89%
2,500	Credicorp Ltd.	319,925

Philippines — 3.01%
791,500	Century Pacific Food, Inc.	391,965
46,430	SM Investments Corp.	691,772

		1,083,737

Poland — 0.46%
2,043	Dino Polska SA*,(a)	165,572

South Africa — 2.94%
70,392	AVI Ltd.	277,246
36,998	Clicks Group Ltd.	505,059
37,923	Discovery Ltd.*	274,718

		1,057,023

Taiwan — 23.14%
30,295	Advantech Co. Ltd.	324,388
126,000	Chroma ATE, Inc.	1,080,546
63,000	Delta Electronics, Inc.	634,531
1,025,343	E.Sun Financial Holding Co. Ltd.	770,801
40,000	Giant Manufacturing Co. Ltd.	220,870
20,000	MediaTek, Inc.	457,257
193,000	Taiwan Semiconductor Manufacturing Co. Ltd.	3,147,105
326,000	Uni-President Enterprises Corp.	708,548
20,000	Voltronic Power Technology Corp.	984,939

		8,328,985

Thailand — 1.03%
107,300	Kasikornbank Public Co. Ltd., NVDR	370,358

United Kingdom — 2.91%
21,205	Unilever Plc	1,048,944

Total Common Stocks		35,225,922

(Cost $33,784,648)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets ex-China Equity Fund (cont.)

September 30, 2023

Shares		Value
Investment Company — 2.24%
806,309	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	$806,309

Total Investment Company		806,309

(Cost $806,309)
Total Investments		$36,032,231
(Cost $34,590,957)(c) — 100.11%

Liabilities in excess of other assets — (0.11)%		(37,874)

NET ASSETS — 100.00%		$35,994,357

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR – American Depositary Receipt

NVDR – Non-Voting Depository Receipt

Industries	Percentage of Net Assets

Information Technology	28.26%
Financials	23.20%
Consumer Staples	18.59%
Industrials	6.95%
Consumer Discretionary	6.64%
Materials	6.08%
Health Care	4.56%
Real Estate	2.67%
Communication Services	0.92%
Other*	2.13%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund

September 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 97.86%
Brazil — 6.07%
79,200	Banco do Brasil SA	$744,487
434,600	Cia Brasileira de Aluminio	398,585
80,300	Hypera SA	595,235
108,400	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	449,640
112,200	Lojas Renner SA	299,108
96,700	Sao Martinho SA	752,777
91,020	SLC Agricola SA	712,000

		3,951,832

Chile — 2.89%
82,412	Antofagasta Plc	1,430,653
7,600	Sociedad Quimica y Minera de Chile SA, ADR	453,492

		1,884,145

China — 26.74%
283,500	Alibaba Group Holding Ltd.*	3,073,760
65,000	Baidu, Inc., Class A*	1,093,994
187,298	Beijing New Building Materials Plc, Class A	773,283
455,000	China Overseas Land & Investment Ltd.	940,126
1,046,000	Chinasoft International Ltd.	742,018
924,000	CIMC Enric Holdings Ltd.	803,863
1,114,000	CSPC Pharmaceutical Group Ltd.	814,717
4,800	Daqo New Energy Corp., ADR*	145,296
169,000	Flat Glass Group Co. Ltd., Class H	378,089
142,600	Midea Group Co. Ltd., Class A	1,087,817
1,038,000	Nexteer Automotive Group Ltd.	563,219
783,010	Ping An Bank Co. Ltd., Class A	1,207,075
286,999	Ping An Insurance Group Co. of China Ltd., Series H	1,627,757
63,092	Sieyuan Electric Co. Ltd., Class A	447,238
269,000	SITC International Holdings Co. Ltd.	451,331
1,125,000	Topsports International Holdings Ltd.(a)	850,548
22,250	Trip.com Group Ltd.*	784,235
91,798	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	343,488
278,375	Xinyi Glass Holdings Ltd.	358,708
1,695,000	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	917,615

		17,404,177

Egypt — 0.93%
459,986	Commercial International Bank Egypt SAE, GDR	605,475

Greece — 0.78%
383,874	Alpha Services and Holdings SA*	507,645

Hong Kong — 0.53%
1,206,000	Pacific Basin Shipping Ltd.	346,493

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value
Hungary — 1.07%
19,277	OTP Bank Nyrt	$695,011

India — 10.64%
158,957	Apollo Tyres Ltd.	704,399
108,918	Axis Bank Ltd.	1,355,783
208,873	Hindalco Industries Ltd.	1,232,892
131,158	KEC International Ltd.	1,044,282
486,456	Redington Ltd.	903,684
47,793	Shriram Finance Ltd.	1,102,933
78,346	UPL Ltd.	580,131

		6,924,104

Indonesia — 1.79%
1,743,100	Bank Negara Indonesia Persero Tbk PT	1,162,706

Korea — 12.72%
12,379	DB Insurance Co. Ltd.	820,228
11,231	E-MART, Inc.	585,582
32,454	Hana Financial Group, Inc.	1,016,735
14,433	HL Mando Co. Ltd.	449,189
3,240	Hyundai Motor Co.	458,149
10,114	LG Corp.	628,707
61,576	Samsung Electronics Co. Ltd.	3,112,921
14,291	SK Hynix, Inc.	1,209,943

		8,281,454

Mexico — 2.15%
512,114	Gentera SAB de CV	600,931
110,900	Regional SAB de CV	795,184

		1,396,115

Pakistan — 0.56%
1,173,293	Habib Bank Ltd.	367,485

Peru — 1.20%
6,100	Credicorp Ltd.	780,617

Philippines — 1.39%
361,690	BDO Unibank, Inc.	905,264

Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),(d),(e)	0
893,930	United Co. RUSAL International PJSC(b),(c),(d),(e)	0

		0

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value
Saudi Arabia — 0.69%
51,022	Saudi National Bank (The)	$446,419

South Africa — 5.97%
1,268,508	Growthpoint Properties Ltd., REIT	707,910
35,321	Mr Price Group Ltd.	259,287
141,142	MTN Group Ltd.	840,361
8,556	Naspers Ltd., Class N	1,368,866
1,114,883	Old Mutual Ltd.	709,702

		3,886,126

Taiwan — 15.10%
161,006	Chailease Holding Co. Ltd.	904,087
26,000	Elite Material Co. Ltd.	345,781
29,000	Globalwafers Co. Ltd.	408,866
112,452	Innodisk Corp.	1,035,149
36,703	Lotes Co. Ltd.	937,954
48,000	MediaTek, Inc.	1,097,418
261,000	Taiwan Semiconductor Manufacturing Co. Ltd.	4,255,930
198,995	Taiwan Union Technology Corp.	840,508

		9,825,693

Thailand — 1.32%
249,100	Kasikornbank Public Co. Ltd.	859,797

Turkey — 1.01%
123,008	KOC Holding AS	657,535

United Arab Emirates — 1.19%
493,071	Aldar Properties PJSC	773,382

United States — 1.94%
20,109	Laureate Education, Inc.	283,537
285,900	Samsonite International SA*,(a)	977,700

		1,261,237

Vietnam — 1.18%
714,400	Ho Chi Minh City Development Joint Stock Commercial Bank	508,302
140,750	Vinhomes JSC*,(a)	262,813

		771,115

Total Common Stocks		63,693,827

(Cost $70,876,252)

Preferred Stocks — 1.64%
Brazil — 1.07%
86,700	Centrais Eletricas Brasileiras SA, Class B	696,146

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value
Colombia — 0.57%
89,883	Banco Davivienda SA	$372,966

Total Preferred Stocks		1,069,112

(Cost $1,366,731)

Investment Company — 0.74%
480,124	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (f)	480,124

Total Investment Company		480,124

(Cost $480,124)

Total Investments		$65,243,063
(Cost $72,723,107)(g) — 100.24%

Liabilities in excess of other assets — (0.24)%		(157,307)

NET ASSETS — 100.00%		$65,085,756

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security delisted or issuer in bankruptcy.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Restricted security subject to legal or contractual restrictions on resale.

(f)	Affiliated investment.

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	27.80%
Information Technology	24.37%
Consumer Discretionary	17.15%
Industrials	11.11%
Materials	5.59%
Real Estate	4.12%
Consumer Staples	3.15%
Communication Services	2.97%
Health Care	2.17%
Utilities	1.07%
Other*	0.50%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund

September 30, 2023 (Unaudited)

Shares		Value
Common Stocks — 99.59%
Belgium — 3.91%
315,836	Anheuser-Busch InBev NV	$17,508,739

Denmark — 2.41%
118,744	Novo Nordisk A/S, Class B	10,811,791

France — 5.04%
11,152	LVMH Moet Hennessy Louis Vuitton SE	8,417,872
90,478	Safran SA	14,178,737

		22,596,609

Germany — 2.98%
329,093	Deutsche Post AG	13,353,125

Hong Kong — 3.78%
2,097,824	AIA Group Ltd.	16,965,411

Ireland — 2.01%
107,564	Kerry Group Plc, Class A	8,987,452

Japan — 1.71%
399,000	Astellas Pharma, Inc.	5,522,810
138,898	MISUMI Group, Inc.	2,162,985

		7,685,795

Luxembourg — 0.87%
69,446	Eurofins Scientific SE	3,913,779

Norway — 3.07%
419,951	Equinor ASA	13,762,655

Taiwan — 4.00%
206,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,953,540

United Kingdom — 5.20%
63,754	Croda International Plc	3,808,129
171,143	InterContinental Hotels Group Plc	12,656,769
2,531,210	Legal & General Group Plc	6,830,054

		23,294,952

United States — 63.08%
148,160	Alphabet, Inc., Class A*	19,388,217
100,500	Amazon.com, Inc.*	12,775,560
46,200	American Water Works Co., Inc.	5,720,946
5,900	AutoZone, Inc.*	14,985,941

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value
62,300	Blackstone, Inc.	$6,674,822
204,700	CSX Corp.	6,294,525
106,800	EOG Resources, Inc.	13,537,968
30,912	Estee Lauder Cos, Inc. (The), Class A	4,468,330
236,750	Fortive Corp.	17,557,380
26,200	HCA Healthcare, Inc.	6,444,676
26,700	Home Depot, Inc. (The)	8,067,672
29,000	MarketAxess Holdings, Inc.	6,195,560
64,200	Micron Technology, Inc.	4,367,526
89,500	Microsoft Corp.	28,259,625
141,400	Morgan Stanley	11,548,138
24,500	Netflix, Inc.*	9,251,200
31,700	NVIDIA Corp.	13,789,183
64,600	PepsiCo, Inc.	10,945,824
62,000	Salesforce, Inc.*	12,572,360
27,500	Thermo Fisher Scientific, Inc.	13,919,675
114,300	T-Mobile US, Inc.*	16,007,715
46,400	UnitedHealth Group, Inc.	23,394,416
72,300	Visa, Inc., Class A	16,629,723

		282,796,982

Zambia — 1.53%
291,023	First Quantum Minerals Ltd.	6,875,706

Total Common Stocks		446,506,536

(Cost $477,238,426)

Investment Company — 0.32%
1,426,610	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (a)	1,426,610

Total Investment Company		1,426,610

(Cost $1,426,610)

Total Investments		$447,933,146
(Cost $478,665,036)(b) — 99.91%

Other assets in excess of liabilities — 0.09%		404,019

NET ASSETS — 100.00%		$448,337,165

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Opportunities Fund (cont.)

September 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Information Technology	17.15%
Financials	14.47%
Health Care	14.28%
Consumer Discretionary	12.69%
Industrials	11.94%
Communication Services	9.95%
Consumer Staples	9.36%
Energy	6.09%
Materials	2.38%
Utilities	1.28%
Other*	0.41%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund

September 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 99.04%
Belgium — 3.45%
2,498	Anheuser-Busch InBev NV	$138,480

Denmark — 3.71%
1,638	Novo Nordisk A/S, Class B	149,142

France — 7.24%
181	LVMH Moet Hennessy Louis Vuitton SE	136,624
984	Safran SA	154,202

		290,826

Germany — 3.60%
3,561	Deutsche Post AG	144,489

Hong Kong — 2.87%
14,264	AIA Group Ltd.	115,355

Norway — 3.05%
3,734	Equinor ASA	122,371

Singapore — 2.84%
4,636	DBS Group Holdings Ltd.	113,859

Taiwan — 3.69%
1,706	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	148,251

United States — 68.59%
1,711	Alphabet, Inc., Class A*	223,901
1,498	Amazon.com, Inc.*	190,426
1,019	Blackstone, Inc.	109,176
5,192	CSX Corp.	159,654
1,128	EOG Resources, Inc.	142,985
584	Estee Lauder Cos, Inc. (The), Class A	84,417
265	HCA Healthcare, Inc.	65,185
234	Home Depot, Inc. (The)	70,705
600	Micron Technology, Inc.	40,818
857	Microsoft Corp.	270,598
1,421	Morgan Stanley	116,053
181	Netflix, Inc.*	68,346
376	NVIDIA Corp.	163,556
786	PepsiCo, Inc.	133,180
808	Prologis, Inc., REIT	90,666
629	Salesforce, Inc.*	127,549
182	Thermo Fisher Scientific, Inc.	92,123
997	T-Mobile US, Inc.*	139,630

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

497	UnitedHealth Group, Inc.	$250,582
758	Visa, Inc., Class A	174,347
266	Waste Management, Inc.	40,549

		2,754,446

Total Common Stocks		3,977,219

(Cost $4,226,870)

Investment Company — 1.28%
51,396	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (a)	51,396

Total Investment Company		51,396

(Cost $51,396)

Total Investments		$4,028,615
(Cost $4,278,266)(b) — 100.32%

Liabilities in excess of other assets — (0.32)%		(12,942)

NET ASSETS — 100.00%		$4,015,673

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Global Equity Leaders Fund (cont.)

September 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Information Technology	18.70%
Financials	15.66%
Health Care	13.87%
Industrials	12.42%
Communication Services	10.75%
Consumer Discretionary	9.90%
Consumer Staples	8.87%
Energy	6.61%
Real Estate	2.26%
Other*	0.96%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund

September 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 98.38%
Australia — 5.62%
38,548	Rio Tinto Plc	$2,420,525
128,499	Woodside Energy Group Ltd.	2,987,741

		5,408,266

Austria — 1.91%
53,304	Erste Group Bank AG	1,840,954

Belgium — 3.56%
61,692	Anheuser-Busch InBev NV	3,419,968

China — 2.54%
201,546	Wanhua Chemical Group Co. Ltd., Class A	2,447,911

Denmark — 3.77%
39,825	Novo Nordisk A/S, Class B	3,626,117

France — 5.78%
3,428	LVMH Moet Hennessy Louis Vuitton SE	2,587,559
18,951	Safran SA	2,969,797

		5,557,356

Germany — 4.88%
92,129	Deutsche Post AG	3,738,184
13,714	Mercedes-Benz Group AG	954,450

		4,692,634

Hong Kong — 5.19%
617,400	AIA Group Ltd.	4,993,005

India — 4.36%
71,066	HDFC Bank Ltd., ADR	4,193,605

Indonesia — 2.54%
7,243,200	Bank Rakyat Indonesia Persero Tbk PT	2,446,267

Ireland — 3.28%
37,746	Kerry Group Plc, Class A	3,153,847
20	Kerry Group Plc, Class A	1,642

		3,155,489

Japan — 10.52%
310,100	Astellas Pharma, Inc.	4,292,289
68,200	MISUMI Group, Inc.	1,062,043
22,302	Nidec Corp.	1,029,760

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

84,800	Oriental Land Co. Ltd	$2,782,089
31,300	Recruit Holdings Co. Ltd.	957,624

		10,123,805

Luxembourg — 1.69%
28,919	Eurofins Scientific SE	1,629,793

Netherlands — 2.11%
16,781	Wolters Kluwer NV	2,031,768

Norway — 4.16%
122,033	Equinor ASA	3,999,272

Singapore — 4.72%
184,690	DBS Group Holdings Ltd.	4,535,922

South Africa — 3.24%
19,492	Naspers Ltd., Class N	3,118,505

Sweden — 2.94%
131,197	Essity AB, Class B	2,829,558

Switzerland — 2.28%
1,954	Partners Group Holding AG	2,193,551

Taiwan — 10.51%
5,194,135	E.Sun Financial Holding Co. Ltd.	3,904,686
71,418	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,206,224

		10,110,910

Thailand — 2.50%
2,806,200	Minor International Public Co. Ltd.	2,400,623

United Kingdom — 8.82%
41,270	Croda International Plc	2,465,124
55,810	InterContinental Hotels Group Plc	4,127,392
700,410	Legal & General Group Plc	1,889,941

		8,482,457

Zambia — 1.46%
59,393	First Quantum Minerals Ltd.	1,403,218

Total Common Stocks		94,640,954

(Cost $102,846,230)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Opportunities Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

Investment Company — 1.30%
1,252,169	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (a)	$1,252,169

Total Investment Company		1,252,169

(Cost $1,252,169)

Total Investments		$95,893,123
(Cost $104,098,399)(b) — 99.68%

Other assets in excess of liabilities — 0.32%		311,354

NET ASSETS — 100.00%		$96,204,477

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	27.03%
Consumer Discretionary	16.60%
Industrials	12.26%
Health Care	9.92%
Consumer Staples	9.78%
Materials	9.08%
Energy	7.26%
Information Technology	6.45%
Other*	1.62%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

September 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 97.78%
Australia — 7.70%
12,500	BHP Group Ltd.	$351,135
3,132	CSL Ltd.	504,574
589	Flutter Entertainment Plc*	95,834
2,722	Macquarie Group Ltd.	291,494
3,167	Rio Tinto Plc	198,864
24,382	Santos Ltd.	122,910

		1,564,811

China — 1.82%
79,800	Budweiser Brewing Co. APAC Ltd.(a)	156,824
5,500	Tencent Holdings Ltd.	213,202

		370,026

Denmark — 5.26%
466	Chr Hansen Holding A/S	28,507
9,966	Novo Nordisk A/S, Class B	907,417
3,304	Novozymes A/S, Class B	132,936

		1,068,860

Finland — 2.10%
9,863	Sampo Oyj*	426,392

France — 9.65%
2,847	EssilorLuxottica SA	495,223
849	LVMH Moet Hennessy Louis Vuitton SE	640,851
2,098	Schneider Electric SE	345,734
7,283	TotalEnergies SE	478,853

		1,960,661

Germany — 2.45%
698	Deutsche Boerse AG	120,542
1,014	Linde Plc	377,266

		497,808

Hong Kong — 1.37%
34,400	AIA Group Ltd.	278,198

Ireland — 3.75%
20,123	Bank of Ireland Group Plc	196,715
4,207	CRH Plc	231,949
3,428	Ryanair Holdings Plc, ADR*	333,236

		761,900

Japan — 21.59%
8,200	Ajinomoto Co., Inc.	316,181
8,300	Daiichi Sankyo Co. Ltd.	227,232
7,700	Hitachi Ltd.	477,227

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

1,700	Hoya Corp.	$174,110
23,000	Inpex Corp.	344,962
900	Keyence Corp.	332,843
6,900	Mitsubishi Corp.	328,787
93,900	Mitsubishi UFJ Financial Group, Inc.	795,723
3,600	Nintendo Co. Ltd.	149,591
11,504	Recruit Holdings Co. Ltd.	351,965
3,500	Sony Group Corp.	286,214
25,900	Tokio Marine Holdings, Inc.	599,681

		4,384,516

Netherlands — 7.80%
905	ASML Holding NV	532,819
4,751	Heineken NV	418,855
36,917	ING Groep NV	486,569
4,551	NN Group NV	145,897

		1,584,140

Norway — 2.83%
8,208	Aker BP ASA	226,640
12,998	DNB Bank ASA	261,153
8,399	Nordic Semiconductor ASA*	86,342

		574,135

Spain — 0.90%
3,021	Amadeus IT Group SA	182,477

Sweden — 3.07%
11,384	Assa Abloy AB, Class B	247,358
13,830	Atlas Copco AB, Class A	185,746
22,297	Hexagon AB, Class B	189,764

		622,868

Switzerland — 7.54%
3,494	Nestle SA	395,507
1,971	Roche Holding AG	538,085
613	Sika AG	155,310
18,008	UBS Group AG	443,577

		1,532,479

Taiwan — 2.65%
33,000	Taiwan Semiconductor Manufacturing Co. Ltd.	538,106

United Kingdom — 17.30%
6,363	Ashtead Group Plc	385,869
2,577	AstraZeneca Plc	347,597
47,553	Barratt Developments Plc	254,962
29,283	BP Plc	188,756
3,680	DCC Plc	206,042

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

11,435	Diageo Plc	$421,587
5,263	Experian Plc	172,140
7,152	Fevertree Drinks Plc	104,372
5,399	London Stock Exchange Group Plc	541,120
9,831	RELX Plc	332,329
28,701	Schroders Plc	141,819
8,414	Unilever Plc	416,214

		3,512,807

Total Common Stocks		19,860,184

(Cost $19,664,201)

Investment Company — 2.12%
429,941	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	429,941

Total Investment Company		429,941

(Cost $429,941)

Total Investments		$20,290,125
(Cost $20,094,142)(c) — 99.90%

Other assets in excess of liabilities — 0.10%		20,557

NET ASSETS — 100.00%		$20,310,682

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund (cont.)

September 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financials	23.29%
Industrials	16.58%
Health Care	15.73%
Consumer Staples	10.98%
Information Technology	8.26%
Materials	7.26%
Consumer Discretionary	7.19%
Energy	6.71%
Communication Services	1.78%
Other*	2.22%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

September 30, 2023

Shares		Value
Common Stocks — 98.56%
Australia — 5.62%
1,721	Altium Ltd.	$47,513
5,686	IDP Education Ltd.	77,814
1,060	Pro Medicus Ltd.	56,562
24,083	Steadfast Group Ltd.	86,988

		268,877

Belgium — 3.46%
3,038	Azelis Group NV	59,970
13	Lotus Bakeries NV	105,623

		165,593

Denmark — 2.70%
1,112	Chr Hansen Holding A/S	68,024
1,401	Topdanmark AS	60,824

		128,848

Egypt — 1.19%
4,111	Energean Plc	57,085

France — 5.00%
938	Gaztransport Et Technigaz SA	115,288
637	Remy Cointreau SA	77,661
1,179	Verallia SA(a)	46,375

		239,324

Germany — 3.54%
117	Rational AG	74,026
1,701	Stabilus SE	95,040

		169,066

Iceland — 0.75%
12,414	Marel HF	35,918

India — 7.61%
30,289	Aditya Birla Capital Ltd.*	65,456
1,758	AIA Engineering Ltd.	74,204
4,692	KPIT Technologies Ltd.	64,871
2,230	Phoenix Mills Ltd. (The)	48,676
5,470	Sona Blw Precision Forgings Ltd.(a)	38,353
6,374	Varun Beverages Ltd.	72,366

		363,926

Indonesia — 2.48%
395,800	Mayora Indah Tbk PT	65,295
861,500	Sarana Menara Nusantara Tbk PT	53,493

		118,788

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund (cont.)

September 30, 2023

Shares		Value
Ireland — 0.96%
2,435	Keywords Studios Plc	$45,782

Japan — 17.48%
3,300	ABC-Mart, Inc.	59,308
2,500	Amvis Holdings, Inc.	43,470
3,200	Asics Corp.	111,429
2,100	BayCurrent Consulting, Inc.	69,978
2,000	Ibiden Co. Ltd.	106,081
4,400	Isetan Mitsukoshi Holdings Ltd.	50,975
4,500	Kotobuki Spirits Co. Ltd.	72,713
1,700	M&A Research Institute Holdings, Inc.*	39,162
2,100	Organo Corp.	58,890
4,100	Rakus Co. Ltd.	56,250
2,000	Sanrio Co. Ltd.	94,974
400	SHIFT, Inc.*	72,741

		835,971

New Zealand — 1.98%
3,228	Fisher & Paykel Healthcare Corp. Ltd.	41,619
8,628	Infratil Ltd.	52,817

		94,436

Norway — 8.55%
4,370	Aker BP ASA	120,665
4,017	Nordic Semiconductor ASA*	41,295
12,548	SpareBank 1 SMN	160,503
9,499	Veidekke ASA	86,592

		409,055

Philippines — 1.84%
24,130	International Container Terminal Services, Inc.	88,153

Spain — 2.09%
1,842	Laboratorios Farmaceuticos Rovi SA	99,700

Sweden — 7.81%
11,141	Alimak Group AB(a)	67,816
10,136	Hexpol AB	89,811
895	MIPS AB	30,249
2,401	Sdiptech AB, Class B*	48,495
6,917	Sweco AB, Class B	64,509
2,785	Thule Group AB(a)	72,847

		373,727

Taiwan — 4.55%
500	ASPEED Technology, Inc.	43,071
13,240	Chailease Holding Co. Ltd.	74,346
2,000	Lotes Co. Ltd.	51,110
1,000	Voltronic Power Technology Corp.	49,247

		217,774

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund (cont.)

September 30, 2023

Shares		Value
Thailand — 2.67%
500	Fabrinet*	$83,310
29,030	Moshi Moshi Retail Corp. Plc	44,101

		127,411

United Kingdom — 16.40%
3,000	Abcam Plc, ADR*	67,890
5,140	Auto Trader Group Plc(a)	38,622
19,527	Barratt Developments Plc	104,697
2,449	Cranswick Plc	105,813
3,371	Fevertree Drinks Plc	49,194
14,273	GB Group Plc	37,364
11,314	Howden Joinery Group Plc	101,233
47,121	Ibstock Plc(a)	81,726
16,158	OSB Group Plc	64,109
6,061	Rightmove Plc	41,362
2,318	Softcat Plc	41,155
11,661	Volution Group Plc	51,353

		784,518

Vietnam — 1.88%
23,600	FPT Corp.	89,967

Total Common Stocks		4,713,919

(Cost $4,883,533)

Investment Company — 2.40%
114,733	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1 (b)	114,733

Total Investment Company		114,733

(Cost $114,733)
Total Investments		$4,828,652
(Cost $4,998,266)(c) — 100.96%

Liabilities in excess of other assets — (0.96)%		(45,765)

NET ASSETS — 100.00%		$4,782,887

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR – American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund (cont.)

September 30, 2023

Industries	Percentage of Net Assets

Industrials	22.54%
Information Technology	16.32%
Consumer Discretionary	14.32%
Financials	11.53%
Consumer Staples	11.46%
Health Care	6.47%
Energy	6.12%
Materials	5.99%
Communication Services	2.79%
Real Estate	1.02%
Other*	1.44%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund

September 30, 2023 (Unaudited)

Shares		Value

Common Stocks — 98.78%
China — 91.04%
34,257	Alibaba Group Holding Ltd.*	$371,421
400	Anjoy Foods Group Co. Ltd., Class A	6,819
4,783	Baidu, Inc., Class A*	80,501
1,546	Beijing Roborock Technology Co. Ltd., Class A	62,758
68,896	Beijing Urban Construction Investment & Development Co. Ltd., Class A	59,969
1,000	BYD Co. Ltd., Class H	30,810
11,300	China CSSC Holdings Ltd., Class A	43,172
25,500	China Merchants Bank Co. Ltd., Class H	105,866
6,500	China Resources Beer Holdings Co. Ltd.	35,506
29,197	China Resources Land Ltd.	115,945
17,900	CITIC Securities Co. Ltd., Class A	53,461
3,800	Contemporary Amperex Technology Co. Ltd., Class A	106,144
39,617	CSPC Innovation Pharmaceutical Co. Ltd., Class A	105,909
8,800	ENN Energy Holdings Ltd.	72,514
22,352	Flat Glass Group Co. Ltd., Class H	50,006
13,574	Fuyao Glass Industry Group Co. Ltd., Series H(a)	62,092
48,000	Guangdong Investment Ltd.	36,585
19,300	Hang Zhou Great Star Industrial Co. Ltd., Class A	51,569
11,260	Hygeia Healthcare Holdings Co. Ltd.(a)	63,004
20,364	Innovent Biologics, Inc.*,(a)	98,914
4,600	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	28,439
2,937	Kanzhun Ltd., ADR*	44,554
7,584	KE Holdings, Inc., ADR	117,704
100	Kweichow Moutai Co. Ltd., Class A	24,801
19,400	Lanzhou Foci Pharmaceutical Co. Ltd., Class A	30,270
8,600	Longshine Technology Group Co. Ltd., Class A	22,669
15,100	Luxshare Precision Industry Co. Ltd., Class A	61,933
13,290	Meituan, Class B*,(a)	192,389
15,000	NARI Technology Co. Ltd., Class A	45,639
6,131	NetEase, Inc.	122,934
33,848	New Horizon Health Ltd.*,(a)	80,835
1,031	PDD Holdings, Inc. , ADR*	101,110
32,614	Ping An Insurance Group Co. of China Ltd., Series H	184,975
9,300	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	40,929
4,040	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	82,871
6,224	Shenzhen Inovance Technology Co. Ltd., Class A	56,876
8,433	Shenzhou International Group Holdings Ltd.	80,195
8,000	Sinoseal Holding Co. Ltd., Class A	45,201
21,550	Sunresin New Materials Co. Ltd., Class A	172,526
10,446	Tencent Holdings Ltd.	404,928
1,922	Trip.com Group Ltd.*	67,744
51,500	Zhuzhou Kibing Group Co. Ltd., Class A	57,987
41,704	Zijin Mining Group Co. Ltd., Class H	63,223
300	ZTO Express Cayman, Inc., ADR	7,251

		3,750,948

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund (cont.)

September 30, 2023 (Unaudited)

Shares		Value

Hong Kong — 3.31%
16,856	AIA Group Ltd.	$136,317

Korea — 2.35%
1,143	SK Hynix, Inc.	96,772

Macao — 0.87%
6,000	Galaxy Entertainment Group Ltd.	35,901

Thailand — 1.21%
300	Fabrinet*	49,986

Total Common Stocks		4,069,924

(Cost $4,356,249)

Total Investments		$4,069,924
(Cost $4,356,249)(b) — 98.78%

Other assets in excess of liabilities — 1.22%		50,449

NET ASSETS — 100.00%		$4,120,373

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR – American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC China Equity Fund (cont.)

September 30, 2023 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Consumer Discretionary	25.62%
Communication Services	15.84%
Health Care	11.90%
Financials	11.67%
Industrials	8.81%
Real Estate	7.13%
Information Technology	6.82%
Materials	6.71%
Utilities	2.65%
Consumer Staples	1.63%
Other*	1.22%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Assets and Liabilities
September 30, 2023 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $2,460,039,346 and $33,784,648, respectively)	$2,310,068,693	$35,225,922
Affiliated investments (cost $0 and $806,309, respectively)	—	806,309
Cash	39,871,424	—
Foreign currency, at value (cost $981,653 and $305, respectively)	980,977	293
Interest and dividend receivable	4,050,533	58,119
Receivable from advisor	—	4,409
Receivable for capital shares issued	32,072,516	—
Prepaid expenses and other assets	123,128	19,236

Total Assets	2,387,167,271	36,114,288

Liabilities:
Current tax payable	11,624,699	6,973
Professional fees payable	81,239	2,063
Distributions payable	2	—
Payable for capital shares redeemed	2,264,771	—
Payable for investments purchased	13,071,244	—
Accrued expenses and other payables:
Investment advisory fees	1,302,185	—
Accounting fees	40,053	20,002
Audit fees	4,944	17,618
Trustees’ fees	69,310	328
Distribution fees	72,633	1,044
Custodian fees	428,236	13,493
Transfer agent fees	682,139	2,778
Other	86,869	55,632

Total Liabilities	29,728,324	119,931

Net Assets	$2,357,438,947	$35,994,357

Net Assets Consists of:
Capital	$2,604,481,392	$33,846,848
Accumulated earnings	(247,042,445)	2,147,509

Net Assets	$2,357,438,947	$35,994,357

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Net Assets
Class A	$119,214,876	$530,472
Class I	2,021,855,376	34,400,859
Class R6	216,368,695	1,063,026

Total	$2,357,438,947	$35,994,357

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	10,365,844	50,000
Class I	172,792,948	3,235,715
Class R6	18,400,270	100,000

Total	201,559,062	3,385,715

Net Asset Values and Redemption Prices Per Share:
Class A	$11.50	$10.61

Class I	$11.70	$10.63

Class R6	$11.76	$10.63

Maximum Offering Price Per Share:
Class A	$12.20	$11.26

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $72,242,983 and $477,238,426, respectively)	$64,762,939	$446,506,536
Affiliated investments (cost $480,124 and $1,426,610, respectively)	480,124	1,426,610
Foreign currency, at value (cost $78,607 and $108, respectively)	78,247	109
Interest and dividend receivable	198,728	1,129,389
Receivable for capital shares issued	275	80,792
Receivable for investments sold	163,209	—
Prepaid expenses and other assets	25,853	23,297

Total Assets	65,709,375	449,166,733

Liabilities:
Cash overdraft	4,654	10
Current tax payable	201,347	—
Professional fees payable	43,505	6,304
Payable for capital shares redeemed	—	457,036
Payable for investments purchased	235,141	—
Accrued expenses and other payables:
Investment advisory fees	18,425	231,870
Accounting fees	11,593	16,717
Audit fees	9,790	18,516
Trustees’ fees	2,154	15,271
Distribution fees	32	117
Custodian fees	58,828	22,412
Shareholder reports	16,450	3,441
Transfer agent fees	805	33,905
Other	20,895	23,969

Total Liabilities	623,619	829,568

Net Assets	$65,085,756	$448,337,165

Net Assets Consists of:
Capital	$79,023,047	$544,254,554
Accumulated earnings	(13,937,291)	(95,917,389)

Net Assets	$65,085,756	$448,337,165

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Net Assets
Class A	$13,921	$43,238
Class I	62,589,161	319,728,330
Class R6	2,482,674	128,565,597

Total	$65,085,756	$448,337,165

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,834	2,670
Class I	8,221,610	19,691,891
Class R6	339,998	7,889,535

Total	8,563,442	27,584,096

Net Asset Values and Redemption Prices Per Share:
Class A	$7.59	$16.20

Class I	$7.61	$16.24

Class R6	$7.30	$16.30

Maximum Offering Price Per Share:
Class A	$8.05	$17.19

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC Global Equity Leaders Fund	RBC International Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,226,870 and $102,846,230, respectively)	$3,977,219	$94,640,954
Affiliated investments (cost $51,396 and $1,252,169, respectively)	51,396	1,252,169
Cash	1	2
Foreign currency, at value (cost $0 and $154,563, respectively)	—	153,976
Interest and dividend receivable	5,550	730,631
Receivable from advisor	16,931	—
Receivable for capital shares issued	—	43,852
Prepaid expenses and other assets	25,576	25,332

Total Assets	4,076,673	96,846,916

Liabilities:
Foreign currency overdraft, at value (cost $4 and $0, respectively)	4	—
Professional fees payable	4,503	18,632
Payable for investments purchased	—	436,599
Accrued expenses and other payables:
Investment advisory fees	—	40,947
Accounting fees	10,804	12,120
Audit fees	15,027	20,052
Trustees’ fees	126	4,493
Distribution fees	3,713	583
Custodian fees	2,835	35,922
Shareholder reports	8,220	7,045
Transfer agent fees	1,787	42,994
Other	13,981	23,052

Total Liabilities	61,000	642,439

Net Assets	$4,015,673	$96,204,477

Net Assets Consists of:
Capital	$5,033,400	$111,280,093
Accumulated earnings	(1,017,727)	(15,075,616)

Net Assets	$4,015,673	$96,204,477

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC Global Equity Leaders Fund	RBC International Opportunities Fund
Net Assets
Class A	$800,108	$1,263,861
Class I	2,411,133	94,696,863
Class R6	804,432	243,753

Total	$4,015,673	$96,204,477

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	100,633	137,930
Class I	302,718	10,239,127
Class R6	100,960	26,158

Total	504,311	10,403,215

Net Asset Values and Redemption Prices Per Share:
Class A	$7.95	$9.16

Class I	$7.96	$9.25

Class R6	$7.97	$9.32

Maximum Offering Price Per Share:
Class A	$8.44	$9.72

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $19,664,201 and $4,883,533, respectively)	$19,860,184	$4,713,919
Affiliated investments (cost $429,941 and $114,733, respectively)	429,941	114,733
Cash	—	1
Foreign currency, at value (cost $32,285 and $5,292, respectively)	32,163	5,144
Interest and dividend receivable	90,425	14,406
Receivable from advisor	14,812	22,076
Receivable for investments sold	—	16,771
Prepaid expenses and other assets	18,858	18,859

Total Assets	20,446,383	4,905,909

Liabilities:
Current tax payable	—	3,401
Professional fees payable	2,946	3,000
Payable for investments purchased	20,252	—
Accrued expenses and other payables:
Accounting fees	19,866	19,698
Audit fees	17,676	17,752
Trustees’ fees	490	640
Distribution fees	2,079	997
Custodian fees	19,474	16,286
Transfer agent fees	1,814	1,814
Other	51,104	59,434

Total Liabilities	135,701	123,022

Net Assets	$20,310,682	$4,782,887

Net Assets Consists of:
Capital	$20,000,000	$4,997,653
Accumulated earnings	310,682	(214,766)

Net Assets	$20,310,682	$4,782,887

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Net Assets
Class A	$1,013,593	$477,397
Class I	17,773,078	3,348,419
Class R6	1,524,011	957,071

Total	$20,310,682	$4,782,887

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	100,000	50,000
Class I	1,750,000	350,000
Class R6	150,000	100,000

Total	2,000,000	500,000

Net Asset Values and Redemption Prices Per Share:
Class A	$10.14	$9.55

Class I	$10.16	$9.57

Class R6	$10.16	$9.57

Maximum Offering Price Per Share:
Class A	$10.76	$10.13

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

RBC China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,356,249)	$4,069,924
Foreign currency, at value (cost $69,161)	69,171
Interest and dividend receivable	7,764
Receivable from advisor	19,863
Receivable for investments sold	6,141
Prepaid expenses and other assets	39,396

Total Assets	4,212,259

Liabilities:
Cash overdraft	35,060
Professional fees payable	1,694
Accrued expenses and other payables:
Accounting fees	9,383
Audit fees	19,099
Trustees’ fees	161
Distribution fees	1,679
Custodian fees	1,803
Shareholder reports	18,436
Transfer agent fees	2,507
Other	2,064

Total Liabilities	91,886

Net Assets	$4,120,373

Net Assets Consists of:
Capital	$5,045,886
Accumulated earnings	(925,513)

Net Assets	$4,120,373

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)
September 30, 2023 (Unaudited)

RBC China Equity Fund
Net Assets
Class A	$410,615
Class I	2,884,895
Class R6	824,863

Total	$4,120,373

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	50,419
Class I	353,593
Class R6	101,064

Total	505,076

Net Asset Values and Redemption Prices Per Share:
Class A	$8.14

Class I	$8.16

Class R6	$8.16

Maximum Offering Price Per Share:
Class A	$8.64

Maximum Sales Charge - Class A	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Investment Income:
Interest income	$544,975	$—
Dividend income - unaffiliated	36,340,435	525,863
Dividend income - affiliated	546,615	19,758
Foreign tax withholding	(4,783,238)	(83,222)

Total Investment Income	32,648,787	462,399
Expenses:
Investment advisory fees	9,143,431	145,458
Distribution fees–Class A	157,379	681
Accounting fees	94,831	27,223
Audit fees	24,415	17,554
Custodian fees	440,006	13,095
Insurance fees	3,458	263
Legal fees	91,561	3,848
Registrations and filing fees	44,949	15,714
Shareholder reports	127,371	12,896
Transfer agent fees–Class A	659,822	1,773
Transfer agent fees–Class I	1,023,127	15,487
Transfer agent fees–Class R6	2,055	1,772
Trustees’ fees and expenses	68,840	835
Tax expense	22,499	2,661
Offering fees	—	37,356
Other fees	19,311	1,306

Total expenses before fee waiver/reimbursement	11,923,055	297,922
Expenses waived/reimbursed by:
Advisor	(1,725,948)	(137,928)

Net expenses	10,197,107	159,994

Net Investment Income	22,451,680	302,405

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(29,607,990)	393,195
Foreign currency transactions	(828,900)	(38,020)
Foreign tax	(1,014,798)	—

Net realized gains/(losses)	(31,451,688)	355,175
Net change in unrealized appreciation/ (depreciation) on:
Investments	(55,540,985)	30,415
Foreign currency	52,978	(292)
Foreign tax	(3,432,239)	(6,973)

Net unrealized gains/(losses)	(58,920,246)	23,150

Change in net assets resulting from operations	$(67,920,254)	$680,730

FINANCIAL STATEMENTS
Statements of Operations (cont.)
For the Six Months Ended September 30, 2023 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Investment Income:
Interest income	$—	$107,531
Dividend income - unaffiliated	1,542,388	5,014,214
Dividend income - affiliated	11,620	107,886
Foreign tax withholding	(175,800)	(473,987)

Total Investment Income	1,378,208	4,755,644
Expenses:
Investment advisory fees	266,365	1,565,282
Distribution fees–Class A	18	52
Accounting fees	35,876	43,129
Audit fees	24,469	19,556
Custodian fees	38,285	36,989
Insurance fees	1,772	1,772
Legal fees	8,722	20,755
Registrations and filing fees	32,201	33,177
Shareholder reports	23,100	17,730
Transfer agent fees–Class A	1,436	1,757
Transfer agent fees–Class I	29,580	126,596
Transfer agent fees–Class R6	1,769	2,515
Trustees’ fees and expenses	2,083	14,892
Tax expense	8,762	2,809
Other fees	5,763	9,333

Total expenses before fee waiver/reimbursement	480,201	1,896,344
Expenses waived/reimbursed by:
Advisor	(162,318)	(127,590)

Net expenses	317,883	1,768,754

Net Investment Income	1,060,325	2,986,890

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(2,352,908)	(29,216,335)
Foreign currency transactions	(99,615)	(273,044)
Foreign tax	(35,002)	—

Net realized losses	(2,487,525)	(29,489,379)
Net change in unrealized appreciation/ (depreciation) on:
Investments	522,431	9,084,732
Foreign currency	7,822	(11,520)
Foreign tax	(88,053)	—

Net unrealized gains	442,200	9,073,212

Change in net assets resulting from operations	$(985,000)	$(17,429,277)

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2023 (Unaudited)

	RBC Global Equity Leaders Fund	RBC International Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$44,538	$2,246,544
Dividend income - affiliated	1,223	25,777
Foreign tax withholding	(3,831)	(235,655)

Total Investment Income	41,930	2,036,666
Expenses:
Investment advisory fees	13,651	435,309
Distribution fees–Class A	1,047	2,061
Accounting fees	27,217	36,162
Audit fees	21,924	19,155
Custodian fees	4,221	36,267
Insurance fees	1,772	1,772
Legal fees	2,244	5,503
Registrations and filing fees	27,915	32,433
Shareholder reports	13,130	14,962
Transfer agent fees–Class A	1,769	2,109
Transfer agent fees–Class I	1,768	58,490
Transfer agent fees–Class R6	1,768	1,792
Trustees’ fees and expenses	127	4,175
Tax expense	2,884	5,714
Other fees	2,992	23,755

Total expenses before fee waiver/reimbursement	124,429	679,659
Expenses waived/reimbursed by:
Advisor	(107,792)	(162,117)

Net expenses	16,637	517,542

Net Investment Income	25,293	1,519,124

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(357,043)	(5,709,912)
Foreign currency transactions	(2,193)	(137,663)

Net realized losses	(359,236)	(5,847,575)
Net change in unrealized appreciation/ (depreciation) on:
Investments	262,579	(5,083,441)
Foreign currency	(70)	(18,615)

Net unrealized gains/(losses)	262,509	(5,102,056)

Change in net assets resulting from operations	$(71,434)	$(9,430,507)

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2023 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Investment Income:
Dividend income - unaffiliated	$363,492	$85,748
Dividend income - affiliated	9,207	3,514
Foreign tax withholding	(42,898)	(9,965)

Total Investment Income	329,801	79,297
Expenses:
Investment advisory fees	73,810	22,442
Distribution fees–Class A	1,335	630
Accounting fees	27,538	25,480
Audit fees	17,540	17,520
Custodian fees	12,817	8,053
Insurance fees	263	263
Legal fees	4,227	2,753
Registrations and filing fees	15,076	15,076
Shareholder reports	12,052	13,636
Transfer agent fees–Class A	1,773	1,773
Transfer agent fees–Class I	1,773	1,772
Transfer agent fees–Class R6	1,772	1,772
Trustees’ fees and expenses	763	641
Tax expense	2,210	2,182
Offering fees	37,271	37,271
Other fees	1,288	1,253

Total expenses before fee waiver/reimbursement	211,508	152,517
Expenses waived/reimbursed by:
Advisor	(126,371)	(127,294)

Net expenses	85,137	25,223

Net Investment Income	244,664	54,074

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(118,643)	(89,981)
Foreign currency transactions	(7,977)	(6,337)

Net realized losses	(126,620)	(96,318)
Net change in unrealized depreciation on:
Investments	(699,800)	(300,618)
Foreign currency	(1,573)	(238)
Foreign tax	—	(3,401)

Net unrealized losses	(701,373)	(304,257)

Change in net assets resulting from operations	$(583,329)	$(346,501)

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended September 30, 2023 (Unaudited)

RBC China Equity Fund
Investment Income:
Interest income	$671
Dividend income	58,810
Foreign tax withholding	(3,661)

Total Investment Income	55,820
Expenses:
Investment advisory fees	17,451
Distribution fees–Class A	544
Accounting fees	27,743
Audit fees	19,128
Custodian fees	6,535
Insurance fees	1,772
Legal fees	2,706
Registrations and filing fees	24,594
Shareholder reports	24,440
Transfer agent fees–Class A	2,009
Transfer agent fees–Class I	2,010
Transfer agent fees–Class R6	2,010
Trustees’ fees and expenses	151
Tax expense	3,095
Offering fees	7,436
Other fees	2,994

Total expenses before fee waiver/reimbursement	144,618
Expenses waived/reimbursed by:
Advisor	(121,388)

Net expenses	23,230

Net Investment Income	32,590

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(220,137)
Foreign currency transactions	(3,616)

Net realized losses	(223,753)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(413,622)
Foreign currency	29

Net unrealized losses	(413,593)

Change in net assets resulting from operations	$(604,756)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023

From Investment Activities
Operations:
Net investment income	$22,451,680	$37,748,738
Net realized losses from investments and foreign currency	(31,451,688)	(49,269,753)
Net change in unrealized depreciation on investments and foreign currency	(58,920,246)	(145,367,457)

Change in net assets resulting from operations	(67,920,254)	(156,888,472)

Distributions to Shareholders:
Class A	—	(977,762)
Class I	—	(22,625,012)
Class R6	—	(2,923,824)

Change in net assets resulting from shareholder distributions	—	(26,526,598)

Capital Transactions:
Proceeds from shares issued	454,734,030	659,865,763
Distributions reinvested	—	23,706,699
Cost of shares redeemed	(149,609,993)	(1,036,626,850)

Change in net assets resulting from capital transactions	305,124,037	(353,054,388)

Net increase/(decrease) in net assets	237,203,783	(536,469,458)
Net Assets:
Beginning of period	2,120,235,164	2,656,704,622

End of period	$2,357,438,947	$2,120,235,164

Share Transactions:
Issued	37,731,022	57,942,703
Reinvested	—	2,081,272
Redeemed	(12,265,528)	(92,509,478)

Change in shares resulting from capital transactions	25,465,494	(32,485,503)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets ex-China Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)

From Investment Activities
Operations:
Net investment income	$302,405	$82,112
Net realized gains/(losses) from investments and foreign currency	355,175	(25,702)
Net change in unrealized appreciation on investments and foreign currency	23,150	1,410,369

Change in net assets resulting from operations	680,730	1,466,779

Capital Transactions:
Proceeds from shares issued	1,431,733	32,415,115
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	1,431,733	32,415,115

Net increase in net assets	2,112,463	33,881,894
Net Assets:
Beginning of period	33,881,894	—

End of period	$35,994,357	$33,881,894

Share Transactions:
Issued	131,168	3,254,547
Reinvested	—	—
Redeemed	—	—

Change in shares resulting from capital transactions	131,168	3,254,547

(a)For the period from December 15, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023

From Investment Activities
Operations:
Net investment income	$1,060,325	$1,870,819
Net realized losses from investments and foreign currency	(2,487,525)	(4,969,250)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	442,200	(949,243)

Change in net assets resulting from operations	(985,000)	(4,047,674)

Distributions to Shareholders:
Class A	—	(614)
Class I	—	(4,205,317)
Class R6	—	(164,015)

Change in net assets resulting from shareholder distributions	—	(4,369,946)

Capital Transactions:
Proceeds from shares issued	11,365,261	18,578,022
Distributions reinvested	—	4,168,652
Cost of shares redeemed	(11,935,306)	(23,236,066)

Change in net assets resulting from capital transactions	(570,045)	(489,392)

Net decrease in net assets	(1,555,045)	(8,907,012)
Net Assets:
Beginning of period	66,640,801	75,547,813

End of period	$65,085,756	$66,640,801

Share Transactions:
Issued	1,453,472	2,464,598
Reinvested	—	565,799
Redeemed	(1,523,604)	(2,987,061)

Change in shares resulting from capital transactions	(70,132)	43,336

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Opportunities Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023

From Investment Activities
Operations:
Net investment income	$2,986,890	$3,340,565
Net realized losses from investments and foreign currency	(29,489,379)	(33,855,142)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	9,073,212	(38,594,350)

Change in net assets resulting from operations	(17,429,277)	(69,108,927)

Distributions to Shareholders:
Class A	—	(5)
Class I	—	(759,651)
Class R6	—	(546,878)

Change in net assets resulting from shareholder distributions	—	(1,306,534)

Capital Transactions:
Proceeds from shares issued	47,568,583	109,866,252
Distributions reinvested	—	1,017,623
Cost of shares redeemed	(49,050,749)	(150,203,075)

Change in net assets resulting from capital transactions	(1,482,166)	(39,319,200)

Net decrease in net assets	(18,911,443)	(109,734,661)
Net Assets:
Beginning of period	467,248,608	576,983,269

End of period	$448,337,165	$467,248,608

Share Transactions:
Issued	2,807,114	6,544,970
Reinvested	—	61,557
Redeemed	(2,869,585)	(9,111,454)

Change in shares resulting from capital transactions	(62,471)	(2,504,927)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Global Equity Leaders Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023

From Investment Activities
Operations:
Net investment income	$25,293	$33,892
Net realized losses from investments and foreign currency	(359,236)	(241,111)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	262,509	(224,450)

Change in net assets resulting from operations	(71,434)	(431,669)

Distributions to Shareholders:
Class A	—	(4,991)
Class I	—	(21,414)
Class R6	—	(7,568)

Change in net assets resulting from shareholder distributions	—	(33,973)

Capital Transactions:
Proceeds from shares issued	—	—
Distributions reinvested	—	33,973
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	33,973

Net decrease in net assets	(71,434)	(431,669)
Net Assets:
Beginning of period	4,087,107	4,518,776

End of period	$4,015,673	$4,087,107

Share Transactions:
Issued	—	—
Reinvested	—	4,311
Redeemed	—	—

Change in shares resulting from capital transactions	—	4,311

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Opportunities Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023

From Investment Activities
Operations:
Net investment income	$1,519,124	$2,379,358
Net realized gains/(losses) from investments and foreign currency	(5,847,575)	5,523,054
Net change in unrealized depreciation on investments and foreign currency	(5,102,056)	(24,122,110)

Change in net assets resulting from operations	(9,430,507)	(16,219,698)

Distributions to Shareholders:
Class A	—	(6,886)
Class I	—	(6,433,994)
Class R6	—	(240,898)

Change in net assets resulting from shareholder distributions	—	(6,681,778)

Capital Transactions:
Proceeds from shares issued	9,365,174	68,352,360
Distributions reinvested	—	4,853,068
Cost of shares redeemed	(39,140,806)	(93,146,243)

Change in net assets resulting from capital transactions	(29,775,632)	(19,940,815)

Net decrease in net assets	(39,206,139)	(42,842,291)
Net Assets:
Beginning of period	135,410,616	178,252,907

End of period	$96,204,477	$135,410,616

Share Transactions:
Issued	935,601	6,838,330
Reinvested	—	497,530
Redeemed	(3,906,152)	(9,304,282)

Change in shares resulting from capital transactions	(2,970,551)	(1,968,422)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)

From Investment Activities
Operations:
Net investment income	$244,664	$121,197
Net realized losses from investments and foreign currency	(126,620)	(123,503)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(701,373)	896,317

Change in net assets resulting from operations	(583,329)	894,011

Capital Transactions:
Proceeds from shares issued	—	20,000,000
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	20,000,000

Net increase/(decrease) in net assets	(583,329)	20,894,011
Net Assets:
Beginning of period	20,894,011	—

End of period	$20,310,682	$20,894,011

Share Transactions:
Issued	—	2,000,000
Reinvested	—	—
Redeemed	—	—

Change in shares resulting from capital transactions	—	2,000,000

(a)For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC International Small Cap Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)

From Investment Activities
Operations:
Net investment income	$54,074	$5,301
Net realized losses from investments and foreign currency	(96,318)	(6,913)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(304,257)	131,000

Change in net assets resulting from operations	(346,501)	129,388

Capital Transactions:
Proceeds from shares issued	—	5,000,000
Distributions reinvested	—	—
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	5,000,000

Net increase/(decrease) in net assets	(346,501)	5,129,388
Net Assets:
Beginning of period	5,129,388	—

End of period	$4,782,887	$5,129,388

Share Transactions:
Issued	—	500,000
Reinvested	—	—
Redeemed	—	—

Change in shares resulting from capital transactions	—	500,000

(a)For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC China Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)

From Investment Activities
Operations:
Net investment income	$32,590	$52,043
Net realized losses from investments and foreign currency	(223,753)	(454,211)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(413,593)	127,297

Change in net assets resulting from operations	(604,756)	(274,871)

Distributions to Shareholders:
Class A	—	(3,788)
Class I	—	(32,480)
Class R6	—	(9,618)

Change in net assets resulting from shareholder distributions	—	(45,886)

Capital Transactions:
Proceeds from shares issued	—	5,000,000
Distributions reinvested	—	45,886
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	5,045,886

Net increase/(decrease) in net assets	(604,756)	4,725,129
Net Assets:
Beginning of period	4,725,129	—

End of period	$4,120,373	$4,725,129

Share Transactions:
Issued	—	500,000
Reinvested	—	5,076
Redeemed	—	—

Change in shares resulting from capital transactions	—	505,076

(a) For the period from April 11, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$11.85	0.10	(0.45)	—	(0.35)	—	—	—	$11.50
Year Ended 3/31/23	12.52	0.18	(0.76)	—	(0.58)	(0.09)	—	(0.09)	11.85
Year Ended 3/31/22	14.64	0.11	(1.88)	—(b)	(1.77)	(0.15)	(0.20)	(0.35)	12.52
Year Ended 3/31/21	9.50	—(b)	5.25	—(b)	5.25	(0.11)	—	(0.11)	14.64
Year Ended 3/31/20	11.82	0.38(c)	(2.33)	—	(1.95)	(0.36)	(0.01)	(0.37)	9.50
Year Ended 3/31/19	13.05	0.21	(0.56)	—	(0.35)	(0.10)	(0.78)	(0.88)	11.82
Class I
Six Months Ended 9/30/23 (Unaudited)	$12.04	0.12	(0.46)	—	(0.34)	—	—	—	$11.70
Year Ended 3/31/23	12.76	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.04
Year Ended 3/31/22	14.91	0.14	(1.91)	—(b)	(1.77)	(0.18)	(0.20)	(0.38)	12.76
Year Ended 3/31/21	9.67	0.07	5.32	—(b)	5.39	(0.15)	—	(0.15)	14.91
Year Ended 3/31/20	12.01	0.44(c)	(2.39)	—	(1.95)	(0.38)	(0.01)	(0.39)	9.67
Year Ended 3/31/19	13.26	0.18	(0.51)	—	(0.33)	(0.14)	(0.78)	(0.92)	12.01
Class R6
Six Months Ended 9/30/23 (Unaudited)	$12.10	0.13	(0.47)	—	(0.34)	—	—	—	$11.76
Year Ended 3/31/23	12.82	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.10
Year Ended 3/31/22	14.98	0.15	(1.93)	—	(1.78)	(0.18)	(0.20)	(0.38)	12.82
Year Ended 3/31/21	9.72	0.07	5.34	—	5.41	(0.15)	—	(0.15)	14.98
Year Ended 3/31/20	12.07	0.38(c)	(2.34)	—	(1.96)	(0.38)	(0.01)	(0.39)	9.72
Year Ended 3/31/19	13.31	0.18	(0.50)	—	(0.32)	(0.14)	(0.78)	(0.92)	12.07

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data

	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/23 (Unaudited)	(2.95	)%(c)	$ 119,215	1.13	%(d)	1.74	%(d)	2.18%	8%
Year Ended 3/31/23	(4.57)%		124,373	1.13%		1.56%		1.82%	19%
Year Ended 3/31/22	(12.17)%		297,037	1.13%		0.77%		1.68%	14%
Year Ended 3/31/21	55.33%		287,862	1.13%		0.00%		1.45%	15%
Year Ended 3/31/20	(17.22)%		19,435	1.13%		3.19	%(e)	1.36%	20%
Year Ended 3/31/19	(1.90)%		14,815	1.13%		1.74%		1.47%	19%
Class I
Six Months Ended 9/30/23 (Unaudited)	(2.82	)%(c)	$2,021,855	0.88	%(d)	1.97	%(d)	0.99%	8%
Year Ended 3/31/23	(4.38)%		1,751,023	0.88%		1.73%		1.03%	19%
Year Ended 3/31/22	(11.97)%		2,111,110	0.88%		1.01%		0.99%	14%
Year Ended 3/31/21	55.77%		2,069,695	0.88%		0.57%		0.99%	15%
Year Ended 3/31/20	(16.97)%		1,047,077	0.88%		3.65	%(e)	1.02%	20%
Year Ended 3/31/19	(1.71)%		766,141	0.88%		1.46%		1.08%	19%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(2.81	)%(c)	$ 216,369	0.88	%(d)	2.04	%(d)	0.88%	8%
Year Ended 3/31/23	(4.36)%		244,839	0.88%		1.70%		0.90%	19%
Year Ended 3/31/22	(11.99)%		248,557	0.88%		1.05%		0.88%	14%
Year Ended 3/31/21	55.70%		305,553	0.88%		0.58%		0.88%	15%
Year Ended 3/31/20	(16.97)%		146,156	0.88%		3.20	%(e)	0.91%	20%
Year Ended 3/31/19	(1.62)%		99,198	0.88%		1.47%		0.98%	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$10.40	0.08	0.13	0.21	—	$10.61
Period Ended 3/31/23(b)	10.00	0.03	0.37	0.40	—	10.40
Class I
Six Months Ended 9/30/23 (Unaudited)	$10.41	0.09	0.13	0.22	—	$10.63
Period Ended 3/31/23(b)	10.00	0.03	0.38	0.41	—	10.41
Class R6
Six Months Ended 9/30/23 (Unaudited)	$10.41	0.09	0.13	0.22	—	$10.63
Period Ended 3/31/23(b)	10.00	0.04	0.37	0.41	—	10.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2022 (commencement of operations) to March 31, 2023.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data

	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/23 (Unaudited)	2.02%(b)	$ 530	1.13%(c)	1.42%(c)	2.43%(c)	24%
Period Ended 3/31/23(d)	4.00%(b)	520	1.13%(c)	1.06%(c)	4.27%(c)	2%
Class I
Six Months Ended 9/30/23 (Unaudited)	2.11%(b)	$34,401	0.88%(c)	1.67%(c)	1.62%(c)	24%
Period Ended 3/31/23(d)	4.10%(b)	32,321	0.88%(c)	0.94%(c)	2.22%(c)	2%
Class R6
Six Months Ended 9/30/23 (Unaudited)	2.11%(b)	$ 1,063	0.88%(c)	1.67%(c)	1.85%(c)	24%
Period Ended 3/31/23(d)	4.10%(b)	1,041	0.88%(c)	1.31%(c)	3.10%(c)	2%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from December 15, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$ 7.72	0.11	(0.24)	(0.13)	—	—	—	$ 7.59
Period Ended 3/31/23(b)	8.62	0.12	(0.50)	(0.38)	—	(0.52)	(0.52)	7.72
Class I
Six Months Ended 9/30/23 (Unaudited)	$ 7.73	0.12	(0.24)	(0.12)	—	—	—	$ 7.61
Year Ended 3/31/23	8.81	0.22	(0.78)	(0.56)	—	(0.52)	(0.52)	7.73
Year Ended 3/31/22	11.22	0.15	(1.30)	(1.15)	(0.18)	(1.08)	(1.26)	8.81
Year Ended 3/31/21	6.42	0.08	4.76	4.84	(0.03)	(0.01)	(0.04)	11.22
Year Ended 3/31/20	8.74	0.33(c)	(2.31)	(1.98)	(0.34)	—	(0.34)	6.42
Year Ended 3/31/19	10.17	0.21	(1.44)	(1.23)	(0.18)	(0.02)	(0.20)	8.74
Class R6
Six Months Ended 9/30/23 (Unaudited)	$ 7.41	0.12	(0.23)	(0.11)	—	—	—	$ 7.30
Year Ended 3/31/23	8.46	0.22	(0.75)	(0.53)	—	(0.52)	(0.52)	7.41
Year Ended 3/31/22	10.90	0.19	(1.29)	(1.10)	(0.26)	(1.08)	(1.34)	8.46
Year Ended 3/31/21	6.42	0.12	4.68	4.80	(0.31)	(0.01)	(0.32)	10.90
Year Ended 3/31/20	8.74	0.34(c)	(2.31)	(1.97)	(0.35)	—	(0.35)	6.42
Year Ended 3/31/19	10.17	0.21	(1.43)	(1.22)	(0.19)	(0.02)	(0.21)	8.74

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 19, 2022 (commencement of operations) to March 31, 2023.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data

	Total Return		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/23 (Unaudited)	(1.68	)%(a)	$ 14	1.22	%(b)(c)	2.91	%(b)	21.60	%(b)(c)	27%
Period Ended 3/31/23(d)	(4.16	)%(a)	14	1.20	%(b)	1.67	%(b)	19.67	%(b)	44%
Class I
Six Months Ended 9/30/23 (Unaudited)	(1.55	)%(a)	$62,589	0.96	%(b)(c)	3.18	%(b)	1.44	%(b)(c)	27%
Year Ended 3/31/23	(6.10)%		64,106	0.95%		2.86%		1.57%		44%
Year Ended 3/31/22	(10.95)%		72,867	0.95%		1.43%		1.41%		67%
Year Ended 3/31/21	75.61%		40,956	0.95%		0.79%		1.97%		68%
Year Ended 3/31/20	(23.71)%		1,762	0.95%		3.91	%(e)	6.68%		71%
Year Ended 3/31/19	(12.04)%		2,245	0.99	%(f)	2.35%		7.02%		75%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(1.48	)%(a)	$ 2,483	0.89	%(b)(c)	3.24	%(b)	1.48	%(b)(c)	27%
Year Ended 3/31/23	(6.01)%		2,520	0.88%		2.93%		1.62%		44%
Year Ended 3/31/22	(10.84)%		2,681	0.88%		1.74%		1.33%		67%
Year Ended 3/31/21	75.44%		3,006	0.88%		1.36%		3.37%		68%
Year Ended 3/31/20	(23.58)%		1,712	0.88%		3.99	%(e)	6.67%		71%
Year Ended 3/31/19	(11.98)%		2,242	0.93	%(f)	2.41%		6.96%		75%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Not annualized.

(b)	Annualized.

(c)	Ratios include line of credit interest expense of 0.01%.

(d)	For period from April 19, 2022 (commencement of operations) to March 31, 2023.

(e)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

    FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(f)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.95% and 0.88% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended March 31, 2019.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$16.86	0.09	(0.75)	—	(0.66)	—	—	—	$16.20
Year Ended 3/31/23	19.09	0.07	(2.30)	—	(2.23)	—(b)	—	—	16.86
Year Ended 3/31/22	19.39	—(b)	0.64	—	0.64	(0.03)	(0.91)	(0.94)	19.09
Year Ended 3/31/21	12.28	(0.01)	7.51	—(b)	7.50	—	(0.39)	(0.39)	19.39
Period Ended 3/31/20(c)	15.50	0.02	(3.24)	—	(3.22)	—	—	—	12.28
Class I
Six Months Ended 9/30/23 (Unaudited)	$16.88	0.10	(0.74)	—	(0.64)	—	—	—	$16.24
Year Ended 3/31/23	19.11	0.11	(2.30)	—	(2.19)	(0.04)	—	(0.04)	16.88
Year Ended 3/31/22	19.41	0.05	0.64	—	0.69	(0.08)	(0.91)	(0.99)	19.11
Year Ended 3/31/21	12.28	0.04	7.53	—	7.57	(0.05)	(0.39)	(0.44)	19.41
Year Ended 3/31/20	14.04	0.20(d)	(1.53)	—	(1.33)	(0.16)	(0.27)	(0.43)	12.28
Year Ended 3/31/19	13.69	0.09	0.72	—	0.81	(0.02)	(0.44)	(0.46)	14.04
Class R6
Six Months Ended 9/30/23 (Unaudited)	$16.94	0.11	(0.75)	—	(0.64)	—	—	—	$16.30
Year Ended 3/31/23	19.17	0.12	(2.30)	—	(2.18)	(0.05)	—	(0.05)	16.94
Year Ended 3/31/22	19.47	0.06	0.63	—	0.69	(0.08)	(0.91)	(0.99)	19.17
Year Ended 3/31/21	12.30	0.06	7.52	—	7.58	(0.02)	(0.39)	(0.41)	19.47
Year Ended 3/31/20	14.08	0.16(d)	(1.48)	—	(1.32)	(0.19)	(0.27)	(0.46)	12.30
Year Ended 3/31/19	13.77	0.13	0.68	—	0.81	(0.06)	(0.44)	(0.50)	14.08

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data

	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/23 (Unaudited)	(3.92	)%(c)	$ 43	1.00	%(d)	1.02	%(d)	9.45	%(d)	24%
Year Ended 3/31/23	(11.66)%		20	1.00%		0.41%		20.49%		38%
Year Ended 3/31/22	2.86%		25	1.00%		(0.01)%		24.16%		44%
Year Ended 3/31/21	61.21%		13	1.02	%(e)	(0.07)%		33.96%		62%
Period Ended 3/31/20(f)	(20.77	)%(c)	8	1.11	%(d)	0.82	%(d)	1.64	%(d)	23%
Class I
Six Months Ended 9/30/23 (Unaudited)	(3.79	)%(c)	$319,728	0.75	%(d)	1.22	%(d)	0.81	%(d)	24%
Year Ended 3/31/23	(11.44)%		313,879	0.75%		0.66%		0.84%		38%
Year Ended 3/31/22	3.09%		330,052	0.75%		0.23%		0.81%		44%
Year Ended 3/31/21	61.74%		144,339	0.77	%(e)	0.25%		0.99%		62%
Year Ended 3/31/20	(10.10)%		58,090	0.86%		1.35	%(g)	1.25%		23%
Year Ended 3/31/19	6.49%		18,873	0.86%		0.64%		1.94%		28%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(3.78	)%(c)	$128,566	0.70	%(d)	1.29	%(d)	0.74	%(d)	24%
Year Ended 3/31/23	(11.35)%		153,349	0.70%		0.73%		0.73%		38%
Year Ended 3/31/22	3.11%		246,907	0.70%		0.30%		0.72%		44%
Year Ended 3/31/21	61.76%		120,220	0.71	%(e)	0.31%		0.90%		62%
Year Ended 3/31/20	(10.01)%		788	0.81%		1.19	%(g)	5.44%		23%
Year Ended 3/31/19	6.54%		55	0.81%		0.95%		18.77%		28%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

    FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(f)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(g)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$ 8.10	0.04	(0.19)	(0.15)	—	—	$7.95
Year Ended 3/31/23	9.03	0.05	(0.93)	(0.88)	(0.05)	(0.05)	8.10
Period Ended 3/31/22(b)	10.00	—(c)	(0.97)	(0.97)	—	—	9.03
Class I
Six Months Ended 9/30/23 (Unaudited)	$ 8.11	0.05	(0.20)	(0.15)	—	—	$7.96
Year Ended 3/31/23	9.04	0.07	(0.93)	(0.86)	(0.07)	(0.07)	8.11
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	—	9.04
Class R6
Six Months Ended 9/30/23 (Unaudited)	$ 8.11	0.05	(0.19)	(0.14)	—	—	$7.97
Year Ended 3/31/23	9.04	0.08	(0.93)	(0.85)	(0.08)	(0.08)	8.11
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	—	9.04

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2021 (commencement of operations) to March 31, 2022.

(c)	Less than $0.01 or $(0.01) per share.

    FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate
Class A
Six Months Ended 9/30/23 (Unaudited)	(1.85	)%(c)	$ 800	1.00	%(d)	0.93	%(d)	6.29	%(d)	27%
Year Ended 3/31/23	(9.73)%		815	1.00%		0.64%		7.76%		37%
Period Ended 3/31/22(e)	(9.70	)%(c)	903	1.00	%(d)	0.10	%(d)	10.29	%(d)	28%
Class I
Six Months Ended 9/30/23 (Unaudited)	(1.85	)%(c)	$2,411	0.75	%(d)	1.19	%(d)	5.76	%(d)	27%
Year Ended 3/31/23	(9.48)%		2,454	0.75%		0.89%		7.24%		37%
Period Ended 3/31/22(e)	(9.60	)%(c)	2,712	0.75	%(d)	0.36	%(d)	9.32	%(d)	28%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(1.73	)%(c)	$ 804	0.70	%(d)	1.24	%(d)	6.04	%(d)	27%
Year Ended 3/31/23	(9.43)%		818	0.70%		0.94%		7.51%		37%
Period Ended 3/31/22(e)	(9.60	)%(c)	904	0.70	%(d)	0.41	%(d)	10.04	%(d)	28%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 15, 2021 (commencement of operations) to March 31, 2022.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$10.04	0.12	(1.00)	—		(0.88)	—	—	—	$ 9.16
Year Ended 3/31/23	11.56	0.14	(1.15)	—		(1.01)	—	(0.51)	(0.51)	10.04
Year Ended 3/31/22	12.92	0.04	(0.73)	—(b	)	(0.69)	(0.31)	(0.36)	(0.67)	11.56
Year Ended 3/31/21	8.41	0.02	5.17	—		5.19	—	(0.68)	(0.68)	12.92
Period Ended 3/31/20(c)	11.03	0.02	(2.64)	—		(2.62)	—	—	—	8.41
Class I
Six Months Ended 9/30/23 (Unaudited)	$10.12	0.12	(0.99)	—		(0.87)	—	—	—	$ 9.25
Year Ended 3/31/23	11.62	0.17	(1.16)	—		(0.99)	—	(0.51)	(0.51)	10.12
Year Ended 3/31/22	12.97	0.09	(0.75)	—		(0.66)	(0.33)	(0.36)	(0.69)	11.62
Year Ended 3/31/21	8.41	0.07	5.29	—		5.36	(0.12)	(0.68)	(0.80)	12.97
Year Ended 3/31/20	10.27	0.29(d)	(1.70)	—		(1.41)	(0.31)	(0.14)	(0.45)	8.41
Year Ended 3/31/19	11.39	0.18	(0.56)	—		(0.38)	(0.10)	(0.64)	(0.74)	10.27
Class R6
Six Months Ended 9/30/23 (Unaudited)	$10.21	0.14	(1.03)	—		(0.89)	—	—	—	$ 9.32
Year Ended 3/31/23	11.70	0.18	(1.16)	—		(0.98)	—	(0.51)	(0.51)	10.21
Year Ended 3/31/22	13.05	0.08	(0.74)	—		(0.66)	(0.33)	(0.36)	(0.69)	11.70
Year Ended 3/31/21	8.46	0.08	5.32	—		5.40	(0.13)	(0.68)	(0.81)	13.05
Year Ended 3/31/20	10.33	0.29(d)	(1.70)	—		(1.41)	(0.32)	(0.14)	(0.46)	8.46
Year Ended 3/31/19	11.44	0.18	(0.55)	—		(0.37)	(0.10)	(0.64)	(0.74)	10.33

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/23 (Unaudited)	(8.77	)%(c)	$ 1,264	1.08	%(d)(e)	2.35	%(d)	1.50	%(d)(e)	16%
Year Ended 3/31/23	(8.55)%		140	1.05%		1.45%		4.98%		52%
Year Ended 3/31/22	(5.68)%		108	1.05%		0.29%		6.35%		37%
Year Ended 3/31/21	62.00%		22	1.10	%(f)	0.15%		3.67%		37%
Period Ended 3/31/20(g)	(23.75	)%(c)	8	1.14	%(d)	1.42	%(d)	1.38	%(d)	45%
Class I
Six Months Ended 9/30/23 (Unaudited)	(8.60	)%(c)	$ 94,697	0.83	%(d)(e)	2.44	%(d)	1.09	%(d)(e)	16%
Year Ended 3/31/23	(8.33)%		129,859	0.80%		1.71%		1.07%		52%
Year Ended 3/31/22	(5.45)%		172,283	0.80%		0.71%		0.98%		37%
Year Ended 3/31/21	63.90%		170,788	0.81	%(f)	0.59%		1.11%		37%
Year Ended 3/31/20	(14.68)%		73,562	0.89%		2.76	%(h)	1.21%		45%
Year Ended 3/31/19	(2.46)%		66,202	0.89	%(i)	1.71%		1.26	%(i)	49%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(8.72	)%(c)	$ 244	0.78	%(d)(e)	2.62	%(d)	1.05	%(d)(e)	16%
Year Ended 3/31/23	(8.19)%		5,411	0.75%		1.79%		1.00%		52%
Year Ended 3/31/22	(5.47)%		5,862	0.75%		0.68%		1.03%		37%
Year Ended 3/31/21	64.15%		18	0.76	%(f)	0.67%		24.83%		37%
Year Ended 3/31/20	(14.74)%		11	0.84%		2.74	%(h)	28.05%		45%
Year Ended 3/31/19	(2.27)%		13	0.84	%(i)	1.69%		29.90	%(i)	49%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

    FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(d)	Annualized.

(e)	Ratios include line of credit interest expense of 0.03%.

(f)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.05%, 0.80% and 0.75% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(g)	For the period from January 28, 2020 (commencement of operations) to March 31, 2020.

(h)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$10.44	0.11	(0.41)	(0.30)	—	$10.14
Period Ended 3/31/23(b)	10.00	0.05	0.39	0.44	—	10.44
Class I
Six Months Ended 9/30/23 (Unaudited)	$10.45	0.12	(0.41)	(0.29)	—	$10.16
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	10.45
Class R6
Six Months Ended 9/30/23 (Unaudited)	$10.45	0.13	(0.42)	(0.29)	—	$10.16
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	10.45

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

    FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/23 (Unaudited)	(2.87	)%(b)	$ 1,014	1.04%(c)	2.05%(c)	2.50%(c)	9%
Period Ended 3/31/23(d)	4.40	%(b)	1,044	1.04%(c)	1.80%(c)	3.74%(c)	10%
Class I
Six Months Ended 9/30/23 (Unaudited)	(2.78	)%(b)	$17,773	0.79%(c)	2.30%(c)	1.93%(c)	9%
Period Ended 3/31/23(d)	4.50	%(b)	18,283	0.79%(c)	2.05%(c)	2.64%(c)	10%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(2.78	)%(b)	$ 1,524	0.74%(c)	2.35%(c)	2.14%(c)	9%
Period Ended 3/31/23(d)	4.50	%(b)	1,567	0.74%(c)	2.10%(c)	3.19%(c)	10%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$10.25	0.10	(0.80)	(0.70)	—	$ 9.55
Period Ended 3/31/23(b)	10.00	—	0.25	0.25	—	10.25
Class I
Six Months Ended 9/30/23 (Unaudited)	$10.26	0.11	(0.80)	(0.69)	—	$ 9.57
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	10.26
Class R6
Six Months Ended 9/30/23 (Unaudited)	$10.26	0.11	(0.80)	(0.69)	—	$ 9.57
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	10.26

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

    FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/23 (Unaudited)	(6.83)%(b)	$ 477	1.24%(c)	1.91%(c)	6.77%(c)	66%
Period Ended 3/31/23(d)	2.50%(b)	513	1.24%(c)	0.13%(c)	10.81%(c)	5%
Class I
Six Months Ended 9/30/23 (Unaudited)	(6.73)%(b)	$3,348	0.99%(c)	2.16%(c)	5.91%(c)	66%
Period Ended 3/31/23(d)	2.60%(b)	3,591	0.99%(c)	0.38%(c)	9.00%(c)	5%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(6.73)%(b)	$ 957	0.94%(c)	2.21%(c)	6.16%(c)	66%
Period Ended 3/31/23(d)	2.60%(b)	1,026	0.94%(c)	0.43%(c)	9.65%(c)	5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

(d)	For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

    FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$ 9.35	0.05	(1.26)	(1.21)	—	—	$8.14
Period Ended 3/31/23(b)	10.00	0.08	(0.65)	(0.57)	(0.08)	(0.08)	9.35
Class I
Six Months Ended 9/30/23 (Unaudited)	$ 9.36	0.07	(1.27)	(1.20)	—	—	$8.16
Period Ended 3/31/23(b)	10.00	0.11	(0.66)	(0.55)	(0.09)	(0.09)	9.36
Class R6
Six Months Ended 9/30/23 (Unaudited)	$ 9.36	0.07	(1.27)	(1.20)	—	—	$8.16
Period Ended 3/31/23(b)	10.00	0.11	(0.65)	(0.54)	(0.10)	(0.10)	9.36

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 11, 2022 (commencement of operations) to March 31, 2023.

    FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/23 (Unaudited)	(12.94)%(a)	$ 411	1.30%(b)	1.26%(b)	7.50%(b)	71%
Period Ended 3/31/23(c)	(5.72)%(a)	471	1.30%(b)	0.91%(b)	8.66%	130%
Class I
Six Months Ended 9/30/23 (Unaudited)	(12.82)%(a)	$2,885	1.05%(b)	1.51%(b)	6.46%(b)	71%
Period Ended 3/31/23(c)	(5.44)%(a)	3,308	1.05%(b)	1.16%(b)	7.48%	130%
Class R6
Six Months Ended 9/30/23 (Unaudited)	(12.82)%(a)	$ 825	1.00%(b)	1.56%(b)	6.79%(b)	71%
Period Ended 3/31/23(c)	(5.40)%(a)	946	1.00%(b)	1.21%(b)	7.87%	130%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Not annualized.

(b)	Annualized.

(c)	For the period from April 11, 2022 (commencement of operations) to March 31, 2023.

See Notes to the Financial Statements.

    NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 24 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following nine investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets ex-China Equity Fund (“Emerging Markets ex-China Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Equity Leaders Fund (“Global Equity Leaders Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC International Equity Fund (“International Equity Fund”)

- RBC International Small Cap Equity Fund ( “International Small Cap Equity Fund”)

- RBC China Equity Fund (“China Equity Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

    NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

    NOTES TO FINANCIAL STATEMENTS

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•   Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

    NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund Assets:
Investments in Securities
Common Stocks
Austria	$—	$29,269,897	$—	$29,269,897
Brazil	143,214,426	—	—	143,214,426
Chile	63,772	83,945,236	—	84,009,008
China	56,057,271	439,944,035	—	496,001,306
Hong Kong	—	121,953,514	—	121,953,514
India	—	436,679,076	—	436,679,076
Indonesia	—	72,771,992	—	72,771,992
Korea	—	246,421,071	—	246,421,071
Mexico	88,848,100	—	—	88,848,100
Peru	26,190,340	—	—	26,190,340
Philippines	—	43,085,789	—	43,085,789
Poland	—	10,719,558	—	10,719,558
South Africa	—	69,837,119	—	69,837,119
Taiwan	156,628,560	191,312,851	—	347,941,411
Thailand	—	21,408,274	—	21,408,274
Turkey	—	1	—	1
United Kingdom	—	71,717,811	—	71,717,811

Total Assets	$471,002,469	$1,839,066,224	$—	$2,310,068,693

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets ex-China Equity Fund Assets:
Investments in Securities
Common Stocks
Austria	$—	$358,039	$—	$358,039
Brazil	3,221,055	—	—	3,221,055
Chile	281,237	1,230,408	—	1,511,645
India	1,009,737	7,477,249	—	8,486,986
Indonesia	—	1,676,703	—	1,676,703
Korea	—	5,926,994	—	5,926,994
Mexico	1,669,956	—	—	1,669,956
Peru	319,925	—	—	319,925
Philippines	—	1,083,737	—	1,083,737
Poland	—	165,572	—	165,572
South Africa	—	1,057,023	—	1,057,023
Taiwan	—	8,328,985	—	8,328,985
Thailand	—	370,358	—	370,358
United Kingdom	—	1,048,944	—	1,048,944
Investment Company	806,309	—	—	806,309

Total Assets	$7,308,219	$28,724,012	$—	$36,032,231

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund Assets:
Investments in Securities
Common Stocks
Brazil	$3,951,832	$—	$—	$3,951,832
Chile	453,492	1,430,653	—	1,884,145
China	145,296	17,258,881	—	17,404,177
Egypt	—	605,475	—	605,475
Greece	—	507,645	—	507,645
Hong Kong	—	346,493	—	346,493
Hungary	—	695,011	—	695,011
India	—	6,924,104	—	6,924,104
Indonesia	—	1,162,706	—	1,162,706
Korea	—	8,281,454	—	8,281,454
Mexico	1,396,115	—	—	1,396,115
Pakistan	—	367,485	—	367,485
Peru	780,617	—	—	780,617
Philippines	—	905,264	—	905,264
Russia	—	—	—	—
Saudi Arabia	—	446,419	—	446,419
South Africa	—	3,886,126	—	3,886,126
Taiwan	—	9,825,693	—	9,825,693
Thailand	—	859,797	—	859,797
Turkey	—	657,535	—	657,535
United Arab Emirates	—	773,382	—	773,382
United States	283,537	977,700	—	1,261,237
Vietnam	—	771,115	—	771,115
Preferred Stocks	1,069,112	—	—	1,069,112
Investment Company	480,124	—	—	480,124

Total Assets	$8,560,125	$56,682,938	$—	$65,243,063

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund Assets:
Investments in Securities
Common Stocks
Belgium	$—	$17,508,739	$—	$17,508,739
Denmark	—	10,811,791	—	10,811,791
France	—	22,596,609	—	22,596,609
Germany	—	13,353,125	—	13,353,125
Hong Kong	—	16,965,411	—	16,965,411
Ireland	—	8,987,452	—	8,987,452
Japan	—	7,685,795	—	7,685,795
Luxembourg	—	3,913,779	—	3,913,779
Norway	—	13,762,655	—	13,762,655
Taiwan	17,953,540	—	—	17,953,540
United Kingdom	—	23,294,952	—	23,294,952
United States	282,796,982	—	—	282,796,982
Zambia	6,875,706	—	—	6,875,706
Investment Company	1,426,610	—	—	1,426,610

Total Assets	$309,052,838	$138,880,308	$—	$447,933,146

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Equity Leaders Fund Assets:
Investments in Securities
Common Stocks
Belgium	$—	$138,480	$—	$138,480
Denmark	—	149,142	—	149,142
France	—	290,826	—	290,826
Germany	—	144,489	—	144,489
Hong Kong	—	115,355	—	115,355
Norway	—	122,371	—	122,371
Singapore	—	113,859	—	113,859
Taiwan	148,251	—	—	148,251
United States	2,754,446	—	—	2,754,446
Investment Company	51,396	—	—	51,396

Total Assets	$2,954,093	$1,074,522	$—	$4,028,615

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund Assets:
Investments in Securities
Common Stocks
Australia	$—	$5,408,266	$—	$5,408,266
Austria	—	1,840,954	—	1,840,954
Belgium	—	3,419,968	—	3,419,968
China	—	2,447,911	—	2,447,911
Denmark	—	3,626,117	—	3,626,117
France	—	5,557,356	—	5,557,356
Germany	—	4,692,634	—	4,692,634
Hong Kong	—	4,993,005	—	4,993,005
India	4,193,605	—	—	4,193,605
Indonesia	—	2,446,267	—	2,446,267
Ireland	—	3,155,489	—	3,155,489
Japan	—	10,123,805	—	10,123,805
Luxembourg	—	1,629,793	—	1,629,793
Netherlands	—	2,031,768	—	2,031,768
Norway	—	3,999,272	—	3,999,272
Singapore	—	4,535,922	—	4,535,922
South Africa	—	3,118,505	—	3,118,505
Sweden	—	2,829,558	—	2,829,558
Switzerland	—	2,193,551	—	2,193,551
Taiwan	6,206,224	3,904,686	—	10,110,910
Thailand	—	2,400,623	—	2,400,623
United Kingdom	—	8,482,457	—	8,482,457
Zambia	1,403,218	—	—	1,403,218
Investment Company	1,252,169	—	—	1,252,169

Total Assets	$13,055,216	$82,837,907	$—	$95,893,123

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Equity Fund Assets:
Investments in Securities
Common Stocks
Australia	$—	$1,564,811	$—	$1,564,811
China	—	370,026	—	370,026
Denmark	—	1,068,860	—	1,068,860
Finland	—	426,392	—	426,392
France	—	1,960,661	—	1,960,661
Germany	—	497,808	—	497,808
Hong Kong	—	278,198	—	278,198
Ireland	333,236	428,664	—	761,900
Japan	—	4,384,516	—	4,384,516
Netherlands	—	1,584,140	—	1,584,140
Norway	—	574,135	—	574,135
Spain	—	182,477	—	182,477
Sweden	—	622,868	—	622,868
Switzerland	—	1,532,479	—	1,532,479
Taiwan	—	538,106	—	538,106
United Kingdom	—	3,512,807	—	3,512,807
Investment Company	429,941	—	—	429,941

Total Assets	$763,177	$19,526,948	$—	$20,290,125

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Small Cap Equity Fund Assets:
Investments in Securities
Common Stocks
Australia	$—	$268,877	$—	$268,877
Belgium	—	165,593	—	165,593
Denmark	—	128,848	—	128,848
Egypt	—	57,085	—	57,085
France	—	239,324	—	239,324
Germany	—	169,066	—	169,066
Iceland	—	35,918	—	35,918
India	—	363,926	—	363,926
Indonesia	—	118,788	—	118,788
Ireland	—	45,782	—	45,782
Japan	—	835,971	—	835,971
New Zealand	—	94,436	—	94,436
Norway	—	409,055	—	409,055
Philippines	—	88,153	—	88,153
Spain	—	99,700	—	99,700
Sweden	—	373,727	—	373,727
Taiwan	—	217,774	—	217,774
Thailand	83,310	44,101	—	127,411
United Kingdom	67,890	716,628	—	784,518
Vietnam	—	89,967	—	89,967
Investment Company	114,733	—	—	114,733

Total Assets	$265,933	$4,562,719	$—	$4,828,652

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
China Equity Fund Assets:
Investments in Securities
Common Stocks
China	$270,619	$3,480,329	$—	$3,750,948
Hong Kong	—	136,317	—	136,317
Korea	—	96,772	—	96,772
Macao	—	35,901	—	35,901
Thailand	49,986	—	—	49,986

Total Assets	$320,605	$3,749,319	$—	$4,069,924

Repurchase Agreements:

The Funds, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2023.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

    NOTES TO FINANCIAL STATEMENTS

	Value			Value
	March 31, 2023	Purchases	Sales	September 30, 2023	Dividends

Investments in RBC BlueBay U.S. Government Money Market Fund—RBC Institutional Class 1
Emerging Markets Equity Fund	$—	$253,919,712	$253,919,712	$—	$546,615
Emerging Markets ex-China Equity Fund	950,554	3,319,475	3,463,720	806,309	19,758
Emerging Markets Value Equity Fund	909,723	15,420,856	15,850,455	480,124	11,620
Global Opportunities Fund	18,735,873	66,854,656	84,163,919	1,426,610	107,886
Global Equity Leaders Fund	40,927	491,376	480,907	51,396	1,223
International Opportunities Fund	79,760	36,015,555	34,843,146	1,252,169	25,777
International Equity Fund	171,228	1,402,716	1,144,003	429,941	9,207
International Small Cap Equity Fund	113,376	762,342	760,985	114,733	3,514

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

    NOTES TO FINANCIAL STATEMENTS

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Market Equity Fund	0.80%
Emerging Markets Value Equity Fund	0.80%
Global Equity Leaders Fund	0.65%
Global Opportunities Fund	0.65%
International Opportunities Fund	0.70%
China Equity Fund	0.80%
Emerging Markets ex-China Equity Fund	0.80%
International Equity Fund	0.69%
International Small Cap Equity Fund	0.89%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets ex-China Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	1.20%	0.95%	0.88%
Global Opportunities Fund	1.00%	0.75%	0.70%
Global Equity Leaders Fund	1.00%	0.75%	0.70%
International Opportunities Fund	1.05%	0.80%	0.75%

    NOTES TO FINANCIAL STATEMENTS

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
International Equity Fund	1.04%	0.79%	0.74%
International Small Cap Equity Fund	1.24%	0.99%	0.94%
China Equity Fund	1.30%	1.05%	1.00%

This expense limitation agreement is in place until July 31, 2025 (September 30, 2025 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2023, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/21	FYE 3/31/22	FYE 3/31/23	FYE 3/31/24	Total
Emerging Markets Equity Fund	$1,054,788	$3,922,710	$4,061,290	$1,707,903	$10,746,691
Emerging Markets ex-China Equity Fund	N/A	N/A	119,799	137,237	257,036
Emerging Markets Value Equity Fund	170,882	307,554	412,064	161,925	1,052,425
Global Opportunities Fund	157,798	195,659	326,481	124,267	804,205
Global Equity Leaders Fund	N/A	119,121	263,924	107,751	490,796
International Opportunities Fund	276,853	338,560	376,370	161,215	1,152,998
International Equity Fund	N/A	N/A	115,555	126,067	241,622
International Small Cap Equity Fund	N/A	N/A	121,993	127,175	249,168
China Equity Fund	N/A	N/A	300,454	121,388	421,842

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2023, the amount waived was $18,045, $691, $393, $3,323, $41, $902, $304, $119 and $0 for the Emerging Markets Equity Fund, Emerging Markets ex- China Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, Global Equity Leaders Fund, International Opportunities Fund, International Equity Fund, International Small Cap Equity Fund and China Equity Fund respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

    NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $84,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital to provide each Fund or share class with its initial investment assets. The table below shows, as of September 30, 2023, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets ex-China Equity Fund	$35,994,357	1,500,000	44.3%
Emerging Markets Value Equity Fund	$65,085,756	664,700	7.6%
Global Opportunities Fund	$448,337,165	688	0.0%
Global Equity Leaders Fund	$4,015,673	504,311	100.0%
International Opportunities Fund	$96,204,477	2,563	0.0%
International Equity Fund	$20,310,682	2,000,000	100.0%
International Small Cap Equity Fund	$4,782,887	500,000	100.0%
China Equity Fund	$4,120,373	505,076	100.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2023, there were no fees waived by the Distributor.

    NOTES TO FINANCIAL STATEMENTS

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2023.

For the period ended September 30, 2023, the Distributor received commissions of $1,793 front-end sales charges of Class A shares, of the Funds, of which $1,793 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2023 were as follows:

	Purchases	Sales
Emerging Markets Equity Fund	$467,320,003	$190,438,582
Emerging Markets ex-China Equity Fund	10,324,389	8,380,363
Emerging Markets Value Equity Fund	18,477,040	17,742,720
Global Opportunities Fund	117,169,017	113,369,927
Global Equity Leaders Fund	1,111,615	1,197,917
International Opportunities Fund	19,343,690	47,972,017
International Equity Fund	1,971,558	1,953,516
International Small Cap Equity Fund	3,328,882	3,263,639
China Equity Fund	3,176,089	3,021,395

    NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$15,721,077	$134,841,914	$—	$500,000
Distributions reinvested	—	823,864	—	—
Cost of shares redeemed	(17,242,447)	(272,846,896)	—	—

Change in Class A	$(1,521,370)	$(137,181,118)	$—	$500,000

Class I
Proceeds from shares issued	$428,735,620	$493,696,381	$1,431,733	$30,915,115
Distributions reinvested	—	20,307,410	—	—
Cost of shares redeemed	(99,164,883)	(740,191,833)	—	—

Change in Class I	$329,570,737	$(226,188,042)	$1,431,733	$30,915,115

Class R6
Proceeds from shares issued	$10,277,333	$31,327,468	$—	$1,000,000
Distributions reinvested	—	2,575,425	—	—
Cost of shares redeemed	(33,202,663)	(23,588,121)	—	—

Change in Class R6	$(22,925,330)	$10,314,772	$—	$1,000,000

Change in net assets resulting from capital transactions	$305,124,037	$(353,054,388)	$1,431,733	$32,415,115

    NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)
SHARE TRANSACTIONS:
Class A
Issued	1,316,433	12,221,113	—	50,000
Reinvested	—	73,428	—	—
Redeemed	(1,442,807)	(25,523,476)	—	—

Change in Class A	(126,374)	(13,228,935)	—	50,000

Class I
Issued	35,574,875	43,045,595	131,168	3,104,547
Reinvested	—	1,782,916	—	—
Redeemed	(8,156,768)	(64,924,227)	—	—

Change in Class I	27,418,107	(20,095,716)	131,168	3,104,547

Class R6
Issued	839,714	2,675,995	—	100,000
Reinvested	—	224,928	—	—
Redeemed	(2,665,953)	(2,061,775)	—	—

Change in Class R6	(1,826,239)	839,148	—	100,000

Change in shares resulting from capital transactions	25,465,494	(32,485,503)	131,168	3,254,547

(a)For the period from December 15, 2022 (commencement of operations) to March 31, 2023.

    NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$14,712	$24,897	$—
Distributions reinvested	—	614	—	5
Cost of shares redeemed	—	—	—	(1,938)

Change in Class A	$—	$15,326	$24,897	$(1,933)

Class I
Proceeds from shares issued	$11,365,261	$18,563,310	$35,096,605	$64,616,537
Distributions reinvested	—	4,004,023	—	655,226
Cost of shares redeemed	(11,935,306)	(23,236,066)	(16,566,445)	(42,470,619)

Change in Class I	$(570,045)	$(668,733)	$18,530,160	$22,801,144

Class R6
Proceeds from shares issued	$—	$—	$12,447,081	$45,249,715
Distributions reinvested	—	164,015	—	362,392
Cost of shares redeemed	—	—	(32,484,304)	(107,730,518)

Change in Class R6	$—	$164,015	$(20,037,223)	$(62,118,411)

Change in net assets resulting from capital transactions	$(570,045)	$(489,392)	$(1,482,166)	$(39,319,200)

SHARE TRANSACTIONS:
Class A
Issued	—	1,751	1,477	—
Reinvested	—	83	—	—
Redeemed	—	—	—	(105)

Change in Class A	—	1,834	1,477	(105)

Class I
Issued	1,453,472	2,462,847	2,076,887	3,833,771
Reinvested	—	542,550	—	39,687
Redeemed	(1,523,604)	(2,987,061)	(977,549)	(2,553,969)

Change in Class I	(70,132)	18,336	1,099,338	1,319,489

Class R6
Issued	—	—	728,750	2,711,199
Reinvested	—	23,166	—	21,870
Redeemed	—	—	(1,892,036)	(6,557,380)

Change in Class R6	—	23,166	(1,163,286)	(3,824,311)

Change in shares resulting from capital transactions	(70,132)	43,336	(62,471)	(2,504,927)

    NOTES TO FINANCIAL STATEMENTS

	Global Equity Leaders Fund		International Opportunities Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$2,214,198	$43,985
Distributions reinvested	—	21,414	—	6,886
Cost of shares redeemed	—	—	(958,088)	(6,549)

Change in Class A	$—	$21,414	$1,256,110	$44,322

Class I
Proceeds from shares issued	$—	$—	$6,704,058	$67,220,711
Distributions reinvested	—	7,568	—	4,605,284
Cost of shares redeemed	—	—	(32,752,142)	(92,067,865)

Change in Class I	$—	$7,568	$(26,048,084)	$(20,241,870)

Class R6
Proceeds from shares issued	$—	$—	$446,918	$1,087,664
Distributions reinvested	—	4,991	—	240,898
Cost of shares redeemed	—	—	(5,430,576)	(1,071,829)

Change in Class R6	$—	$4,991	$(4,983,658)	$256,733

Change in net assets resulting from capital transactions	$—	$33,973	$(29,775,632)	$(19,940,815)

SHARE TRANSACTIONS:
Class A
Issued	—	—	216,033	4,599
Reinvested	—	633	—	711
Redeemed	—	—	(92,047)	(676)

Change in Class A	—	633	123,986	4,634

Class I
Issued	—	—	676,236	6,725,505
Reinvested	—	2,718	—	472,337
Redeemed	—	—	(3,266,891)	(9,200,028)

Change in Class I	—	2,718	(2,590,655)	(2,002,186)

Class R6
Issued	—	—	43,332	108,226
Reinvested	—	960	—	24,482
Redeemed	—	—	(547,214)	(103,578)

Change in Class R6	—	960	(503,882)	29,130

Change in shares resulting from capital transactions	—	4,311	(2,970,551)	(1,968,422)

    NOTES TO FINANCIAL STATEMENTS

	International Equity Fund		International Small Cap Equity Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$1,000,000	$—	$500,000

Change in Class A	$—	$1,000,000	$—	$500,000

Class I
Proceeds from shares issued	$—	$17,500,000	$—	$3,500,000

Change in Class I	$—	$17,500,000	$—	$3,500,000

Class R6
Proceeds from shares issued	$—	$1,500,000	$—	$1,000,000

Change in Class R6	$—	$1,500,000	$—	$1,000,000

Change in net assets resulting from capital transactions	$—	$20,000,000	$—	$5,000,000

SHARE TRANSACTIONS:
Class A
Issued	—	100,000	—	50,000

Change in Class A	—	100,000	—	50,000

Class I
Issued	—	1,750,000	—	350,000

Change in Class I	—	1,750,000	—	350,000

Class R6
Issued	—	150,000	—	100,000

Change in Class R6	—	150,000	—	100,000

Change in shares resulting from capital transactions	—	2,000,000	—	500,000

(a)For the period from December 14, 2022 (commencement of operations) to March 31, 2023.

    NOTES TO FINANCIAL STATEMENTS

	China Equity Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period Ended March 31, 2023(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$500,000
Distributions reinvested	—	3,788

Change in Class A	$—	$503,788

Class I
Proceeds from shares issued	$—	$3,500,000
Distributions reinvested	—	32,480

Change in Class I	$—	$3,532,480

Class R6
Proceeds from shares issued	$—	$1,000,000
Distributions reinvested	—	9,618

Change in Class R6	$—	$1,009,618

Change in net assets resulting from capital transactions	$—	$5,045,886

SHARE TRANSACTIONS:
Class A
Issued	—	50,000
Reinvested	—	419

Change in Class A	—	50,419

Class I
Issued	—	350,000
Reinvested	—	3,593

Change in Class I	—	353,593

Class R6
Issued	—	100,000
Reinvested	—	1,064

Change in Class R6	—	101,064

Change in shares resulting from capital transactions	—	505,076

(a) For the period from April 11, 2022 (commencement of operations) to March 31, 2023.

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial

    NOTES TO FINANCIAL STATEMENTS

statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$2,478,067,330	$132,788,085	$(300,786,722)	$(167,998,637)
Emerging Markets ex-China Equity Fund	34,590,957	2,632,238	(1,190,964)	1,441,274
Emerging Markets Value Equity Fund	74,876,490	4,165,723	(13,799,150)	(9,633,427)
Global Opportunities Fund	484,390,450	20,575,381	(57,032,685)	(36,457,304)
Global Equity Leaders Fund	4,316,744	144,602	(432,731)	(288,129)
International Opportunities Fund	106,870,644	1,703,924	(12,681,445)	(10,977,521)
International Equity Fund	20,103,230	1,426,317	(1,239,422)	186,895
International Small Cap Equity Fund	5,008,287	239,891	(419,527)	(179,636)
China Equity Fund	4,356,249	93,929	(380,253)	(286,324)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$26,526,596	$—	$26,526,596	$26,526,596
Emerging Markets ex-China Equity Fund	—	—	—	—
Emerging Markets Value Equity Fund	798,119	3,571,827	4,369,946	4,369,946
Global Opportunities Fund	1,306,534	—	1,306,534	1,306,534
Global Equity Leaders Fund	33,973	—	33,973	33,973
International Opportunities Fund	—	6,681,778	6,681,778	6,681,778
International Equity Fund	—	—	—	—
International Small Cap Equity Fund	—	—	—	—
China Equity Fund	45,886	—	45,886	45,886

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2024.

    NOTES TO FINANCIAL STATEMENTS

As of March 31, 2023 , the Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, and Global Equity Leaders Fund had a short-term capital loss carryforward of $18,387,900, $2,269,374, $18,143,537, $352,512 and a long-term capital loss carryforward of $50,512,916, $3,181,849, $14,990,896, $43,862 respectively and International Equity Fund and China Equity Fund had a short-term capital loss carryforward of $16,875 and $341,523 respectively available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Emerging Markets ex-China Equity Fund and the International Small Cap Equity Fund had deferred qualified late-year ordinary losses of $2,281 and $6,486 respectively which will be treated as arising on the first business day of the fiscal year ending March 31, 2023.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Line of Credit

Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Emerging Markets ex-China Equity Fund, International Opportunities Fund and Global Opportunities Fund (“Participating Funds”) are participants in a single uncommitted, unsecured $50,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemptions requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Participating Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $50,000,000 at any particular time. During the six months ended September 30, 2023, Emerging Markets Value Equity Fund borrowed a total of $3,000,000 and incurred interest expense of $2,846, and Global Opportunities Fund borrowed $4,000,000 and incurred interest expense of $2,957, and International Opportunities Fund borrowed $28,500,000 and incurred interest expense of $20,836.

10. Significant Risks

Shareholder concentration risk:

As of September 30, 2023, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	2	23.1%
Emerging Markets ex-China Equity Fund	1	51.8%
Emerging Markets Value Equity Fund	1	23.4%
Global Opportunities Fund	1	16.1%
International Opportunities Fund	3	71.0%

    NOTES TO FINANCIAL STATEMENTS

In addition, one unaffiliated shareholder owned 22.5% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 57.1% of Emerging Markets Value Equity Fund as of September 30, 2023. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2023, none of the Funds’ investments were in violation of such sanctions.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Emerging Markets Risk

The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.

Foreign Risk

Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

    NOTES TO FINANCIAL STATEMENTS

Currency Risk

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars.

Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

China Risk

Investing in securities economically tied to China may subject a Fund to a higher degree of risk of loss than investing in other countries or groups of countries because of the risks associated with, among other things, adverse securities markets, negative foreign currency rate fluctuations and social, political, regulatory, economic or environmental instabilities and natural disasters. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low cost emerging economies. Political, diplomatic, or regional conflicts, including the imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from China, may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant regulatory control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact a Fund’s investments in Taiwan and Hong Kong.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

    SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer three share classes: Class A, Class I and Class R6.

Class A

Class A shares, are available in all Funds and are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum upfront sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in all Funds and are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 through September 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period* 4/1/23–9/30/23	Annualized Expense Ratio During Period 4/1/23–9/30/23
Emerging Markets Equity Fund
Class A	$1,000.00	$ 970.46	$5.60	1.13%
Class I	1,000.00	971.76	4.36	0.88%
Class R6	1,000.00	971.91	4.36	0.88%
Emerging Markets ex-China Equity Fund
Class A	1,000.00	1,020.20	5.74	1.13%
Class I	1,000.00	1,021.10	4.47	0.88%
Class R6	1,000.00	1,021.10	4.47	0.88%
Emerging Markets Value Equity Fund
Class A	1,000.00	983.20	6.08	1.22%
Class I	1,000.00	984.50	4.79	0.96%
Class R6	1,000.00	985.20	4.44	0.89%
Global Opportunities Fund
Class A	1,000.00	960.80	4.93	1.00%
Class I	1,000.00	962.10	3.70	0.75%
Class R6	1,000.00	962.20	3.45	0.70%
Global Equity Leaders Fund
Class A	1,000.00	981.50	4.95	1.00%
Class I	1,000.00	981.50	3.72	0.75%
Class R6	1,000.00	982.70	3.47	0.70%
International Opportunities Fund
Class A	1,000.00	912.30	5.19	1.08%
Class I	1,000.00	914.00	3.99	0.83%
Class R6	1,000.00	912.80	3.75	0.78%
International Equity Fund
Class A	1,000.00	971.30	5.15	1.04%
Class I	1,000.00	972.20	3.92	0.79%
Class R6	1,000.00	972.20	3.67	0.74%
International Small Cap Equity Fund
Class A	1,000.00	931.70	6.02	1.24%
Class I	1,000.00	932.70	4.81	0.99%
Class R6	1,000.00	932.70	4.57	0.94%

    SUPPLEMENTAL INFORMATION (UNAUDITED)

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period* 4/1/23–9/30/23	Annualized Expense Ratio During Period 4/1/23–9/30/23
China Equity Fund
Class A	$1,000.00	$ 870.60	$6.11	1.30%
Class I	1,000.00	871.80	4.94	1.05%
Class R6	1,000.00	871.80	4.71	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period* 4/1/23-9/30/23	Annualized Expense Ratio During Period 4/1/23-9/30/23
Emerging Markets Equity Fund
Class A	$1,000.00	$1,019.46	$5.74	1.13%
Class I	1,000.00	1,020.71	4.47	0.88%
Class R6	1,000.00	1,020.71	4.47	0.88%
Emerging Markets ex-China Equity Fund
Class A	1,000.00	1,019.46	5.74	1.13%
Class I	1,000.00	1,020.71	4.47	0.88%
Class R6	1,000.00	1,020.71	4.47	0.88%
Emerging Markets Value Equity Fund
Class A	1,000.00	1,019.00	6.19	1.22%
Class I	1,000.00	1,020.31	4.88	0.96%
Class R6	1,000.00	1,020.66	4.52	0.89%
Global Opportunities Fund
Class A	1,000.00	1,020.11	5.08	1.00%
Class I	1,000.00	1,021.37	3.81	0.75%
Class R6	1,000.00	1,021.62	3.56	0.70%
Global Equity Leaders Fund
Class A	1,000.00	1,020.00	5.05	1.00%
Class I	1,000.00	1,021.25	3.79	0.75%
Class R6	1,000.00	1,021.50	3.54	0.70%
International Opportunities Fund
Class A	1,000.00	1,019.71	5.48	1.08%
Class I	1,000.00	1,020.96	4.22	0.83%
Class R6	1,000.00	1,021.22	3.96	0.78%
International Equity Fund
Class A	1,000.00	1,019.91	5.28	1.04%
Class I	1,000.00	1,021.17	4.01	0.79%
Class R6	1,000.00	1,021.42	3.76	0.74%
International Small Cap Equity Fund
Class A	1,000.00	1,018.90	6.29	1.24%
Class I	1,000.00	1,020.16	5.03	0.99%

    SUPPLEMENTAL INFORMATION (UNAUDITED)

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period* 4/1/23-9/30/23	Annualized Expense Ratio During Period 4/1/23-9/30/23
Class R6	$1,000.00	$1,020.41	$4.77	0.94%
China Equity Fund
Class A	1,000.00	1,018.60	6.60	1.30%
Class I	1,000.00	1,019.86	5.33	1.05%
Class R6	1,000.00	1,020.11	5.08	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreement

In September 2023, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement with the Advisor and sub-advisory agreement with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreement”) for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the management and portfolio management teams over the years. The information included material provided by the Advisor and Sub-Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories and peer groups. For certain Funds, the Board also reviewed comparative information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Board noted that the performance of the Emerging Markets Funds was favorable in absolute terms and compared to the benchmarks and peers over all periods; the China Equity Fund’s performance was negative since its recent launch and slightly trailed the benchmark but outpaced its peers; while the Global Equity Leaders Fund had significantly underperformed its benchmark and peers in the year since its launch. With regard to the Global Opportunities and International Opportunities Funds, which had favorable longer term performance records but have significantly underperformed benchmarks/peers in the near term, the Board met with the investment team in recent quarters and learned that stock selection had been the main driver of underperformance and was satisfied that the team has analyzed the situation/causes and remained confident in the investment process.

In considering the nature and quality of services provided to the Funds, the Trustees considered the Sub-Advisor’s strong research and fundamental analysis capabilities and specialized expertise in the area of global, international and emerging market investing and its significant expertise with regard to evaluating environmental, social and governance (ESG) factors. The Trustees also viewed favorably the initiative to institute portfolio engineering risk analytics as part of the investment process. The Trustees also considered the Advisor’s and Sub-Advisor’s operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees continued to have confidence in the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor and Sub-Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements, noting that the subsidies were borne by the Advisor in all cases and supported by the Sub-Advisor in the case of the China Equity and Global Equity Leaders Funds. The Trustees evaluated profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees noted that the advisory fees and expense ratios were competitive, that all but one of the Funds total net expenses were lower than the median of their respective peer groups, and that the advisory fees and expense ratios appeared to be fair and reasonable in light of the level and quality of the services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees concluded that the nature and quality of the services provided by both the Advisor and Sub-Advisor were of a high quality and that it was in the interests of the Funds and their shareholders for the Trustees to approve the Agreement and expense limitation arrangement for each Fund for an additional year. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

126

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2023.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources.

RBCF-EM SAR 09-23

Semi-Annual Report For the six months ended September 30, 2023 RBC BlueBay Short Duration Fixed Income Fund (formerly RBC Short Duration Fixed Income Fund) RBC BlueBay Ultra-Short Fixed Income Fund (formerly RBC Ultra-Short Fixed Income Fund)

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics (Unaudited)
	RBC BlueBay Short Duration Fixed Income Fund	4
	RBC BlueBay Ultra-Short Fixed Income Fund	5
	Schedules of Portfolio Investments	7
	Financial Statements
	- Statements of Assets and Liabilities	20
	- Statements of Operations	22
	- Statements of Changes in Net Assets	23
	Financial Highlights	25
	Notes to Financial Statements	29
	Share Class Information	42
	Supplemental Information	43
	Approval of Investment Advisory Agreements (Unaudited)	45

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

BlueBay Senior Portfolio Manager

Brian is a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. He has had a leadership role within the Minneapolis-based fixed income group since 2012 and has been the lead portfolio manager for the firm’s impact investing strategies since 2006. He also managed many government and mortgage strategies. Brian joined the organization in 2005, having held risk management, research, and trading positions with a large American multinational financial services company since 1992. Brian holds an MBA, a BBA in Finance and a Bachelor of Science in Economics from the University of Minnesota. He is also a CFA® charterholder and a Financial Risk Manager (FRM®).

Brian Svendahl, CFA

Brandon Swensen, CFA

BlueBay Senior Portfolio Manager

Brandon is a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. In addition to co-leading the fixed income group based in Minneapolis, he is a portfolio manager for several cash management and core solutions. Brandon began his career in the investment industry in 1998 and held positions as a research analyst and financial analyst prior to joining the RBC GAM Mortgage and Government team in 2000. Brandon holds an MBA in Finance from the University of St. Thomas and a Bachelor of Science in Finance from St. Cloud State University. He is also a CFA® charterholder.

Brandon T. Swensen, CFA

1

  PERFORMANCE SUMMARY (UNAUDITED)

Average Annual Total Returns as of September 30, 2023 (Unaudited)

	1 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
RBC BlueBay Short Duration Fixed Income Fund
Class A
- Including Max Sales Charge of 1.50%	3.09%	1.38%	1.44%
- At Net Asset Value	4.64%	1.69%	1.60%	0.45%	1.32%
Class I
- At Net Asset Value	4.74%	1.77%	1.69%	0.35%	0.79%

ICE BofA 1-3 Year US Corporate & Government Index(d)	2.84%	1.22%	1.04%
RBC BlueBay Ultra-Short Fixed Income Fund
Class A
- At Net Asset Value	6.52%	2.05%	1.70%	0.38%	0.59%
Class I
- At Net Asset Value	6.63%	2.18%	1.79%	0.28%	0.55%

ICE BofA US 1-Year Treasury Bill Index(d)	3.68%	1.65%	1.16%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

The inception date (commencement date) is March 3, 2014 for Class A shares and December 30, 2013 for Class I shares. The performance in the table for the Class A shares prior to March 3, 2014 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect fees and expenses of Class A.

(b)	The Funds’ expenses reflect expense ratios shown in the prospectus dated July 26, 2023. For current expense ratio information, please see the Financial Highlights starting on page 25.

(c)	The advisor has contractually agreed to waive certain fees and/or pay certain operating expenses until at least July 31, 2025.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The names of the funds were changed from RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund to RBC BlueBay Short Duration Fixed Income Fund and RBC BlueBay Ultra-Short Fixed Income Fund, respectively, on July 26, 2023.

The ICE BofA 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational, and corporate securities with a remaining term to final maturity less than three years. You cannot invest directly in an index.

The ICE BofA US 1-Year Treasury Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly

2

PERFORMANCE SUMMARY (UNAUDITED)

selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, one year from the rebalancing date. You cannot invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible.

3

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Short Duration Fixed Income Fund
Investment Objective	The Fund seeks to achieve a high level of current income consistent with preservation of capital.
Benchmark	ICE BofA 1-3 Year US Corporate & Government Index
Asset Allocation as of 9/30/23 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)	Hewlett Packard Enterprise Co.,	1.60%	Truist Bank, 1.50%, 3/10/25	1.12%
	6.10%, 4/1/26		Mitsubishi UFJ Financial Group,	1.07%
	GM Financial Consumer	1.56%	Inc., 5.06%, 9/12/25
	Automobile Receivables Trust,		Freddie Mac Structured Agency	1.07%
	Series 2023-1, Class B, 5.03%,		Credit Risk Debt Notes, Series
	9/18/28		2023-HQA2, Class M1B,
	AmeriCredit Automobile	1.50%	(SOFR30A + 3.350%), 8.67%,
	Receivables Trust, Series		6/25/43
	2019-3, Class D, 2.58%,		Mitsubishi UFJ Financial Group,	1.03%
	9/18/25		Inc., 5.72%, 2/20/26
	Exeter Automobile Receivables	1.28%	TransCanada PipeLines Ltd.,	0.96%
	Trust, Series 2019-3A, Class E,		6.20%, 3/9/26
	4.00%, 8/17/26
	Exeter Automobile Receivables	1.19%
	Trust, 6.69%, 6/15/29
	*A listing of all portfolio holdings can be found beginning on page 7
Growth of $10,000 Initial Investment Since Inception (12/30/13)
	The graph reflects an initial hypothetical investment of $10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other share classes will vary due to differences in fee structures. This chart does not imply any future performance.

4

FUND STATISTICS (UNAUDITED)
RBC BlueBay Ultra-Short Fixed Income Fund
The Fund seeks to achieve a high level of current income consistent with preservation of capital.				Investment Objective
ICE BofA US 1-Year Treasury Bill Index				Benchmark
				Asset Allocation as of 9/30/23 (% of Fund’s investments)
U.S. Treasury Bill, U.S. Treasury	13.81%	Charles Schwab Corp. (The),	1.78%	Top Ten Holdings (excluding investment companies) (as of 9/30/23) (% of Fund’s net assets)
Bill- When Issued,		(SOFR Index + 1.050%),
U.S. Treasury Bill- When		6.39%, 3/3/27
Issued, 5.29%, 10/12/23		Ellington Financial Mortgage	1.77%
Dell Equipment Finance Trust,	1.93%	Trust, Series 2019-2, Class M1,
Series 2021-2, Class D,		3.47%, 11/25/59
1.21%, 6/22/27		Tesla Auto Lease Trust, Series	1.71%
Freddie Mac STACR REMIC Trust,	1.92%	2021-B, Class D, 1.32%,
Series 2022-DNA2, Class M1B,		9/22/25
(SOFR30A + 2.400%), 7.72%,		HCA, Inc., 5.38%, 2/1/25	1.57%
2/25/42		Wells Fargo & Co., GMTN,	1.48%
UBS Group AG, 4.49%, 5/12/26	1.88%	3.53%, 3/24/28
Vista Point Securitization Trust,	1.87%
Series 2020-1, Class M1,
4.15%, 3/25/65
*A listing of all portfolio holdings can be found beginning on page 15

5

FUND STATISTICS (UNAUDITED)
RBC BlueBay Ultra-Short Fixed Income Fund
Growth of $10,000 Initial Investment Since Inception (12/30/13)
The graph reflects an initial hypothetical investment of $ 10,000 over the period from December 30, 2013 (commencement of operations) to September 30, 2023 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other share classes will vary due to differences in fee structures. This chart does not imply any future performance.

6

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund

September 30, 2023 (Unaudited)

Principal Amount		Value

Corporate Bonds — 59.16%
Basic Materials — 1.24%
$500,000	FMC Corp., 5.15%, 5/18/26	$485,579
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	89,623
100,000	Nutrien Ltd., 5.90%, 11/7/24	99,743
100,000	Nutrien Ltd., 5.95%, 11/7/25	100,023

		774,968

Communications — 0.86%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	298,240
250,000	Rogers Communications, Inc., 2.95%, 3/15/25	238,444

		536,684

Consumer, Cyclical — 5.49%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(a)	196,164
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	347,194
175,000	Brunswick Corp., 0.85%, 8/18/24	166,888
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	493,125
300,000	Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	297,202
275,000	Daimler Truck Finance North America LLC, (SOFR RATE + 1.000%), 6.27%, 4/5/24(a),(b)	275,046
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	483,743
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	160,191
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.38%, 2/26/27(b)	260,044
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(a)	258,217
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	241,781
250,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	249,973

		3,429,568

Consumer, Non-cyclical — 8.14%
375,000	Amgen, Inc., 5.15%, 3/2/28	368,661
182,000	Becton Dickinson & Co., 3.36%, 6/6/24	178,774
475,000	CVS Health Corp., 5.00%, 2/20/26	467,555
200,000	Elevance Health, Inc., 4.90%, 2/8/26	196,078
250,000	EMD Finance LLC, 3.25%, 3/19/25(a)	240,968
475,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	472,642
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	546,551
225,000	Global Payments, Inc., 1.50%, 11/15/24	213,581
525,000	Haleon UK Capital Plc, 3.13%, 3/24/25	503,965
525,000	HCA, Inc., 5.20%, 6/1/28	507,363
350,000	HCA, Inc., 5.38%, 2/1/25	346,392
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	231,368
200,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27	176,586

7

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value

$400,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	$379,481
275,000	Revvity, Inc., 0.85%, 9/15/24	261,449

		5,091,414

Energy — 5.58%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	89,720
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	451,380
400,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	354,407
225,000	Enbridge, Inc., 0.55%, 10/4/23	225,000
500,000	Enbridge, Inc., 2.50%, 1/15/25	477,505
250,000	Energy Transfer LP, 4.50%, 4/15/24	247,804
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	494,293
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	196,743
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	111,204
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	243,435
600,000	TransCanada PipeLines Ltd., 6.20%, 3/9/26	599,556

		3,491,047

Financial — 24.66%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	298,885
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	497,843
130,000	Ares Capital Corp., 7.00%, 1/15/27	130,001
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	218,392
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	108,931
250,000	Bank of America Corp., 5.08%, 1/20/27(c)	244,341
510,000	Barclays Plc, 5.30%, 8/9/26(c)	499,356
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	221,544
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.39%, 3/3/27(b)	385,084
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	160,526
115,000	Citigroup, Inc., 4.14%, 5/24/25(c)	113,363
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 6.11%, 6/9/27(b)	343,692
480,000	Comerica Bank, 2.50%, 7/23/24	458,945
275,000	Corebridge Financial, Inc., 3.50%, 4/4/25	263,805
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	253,297
325,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	323,088
475,000	Deutsche Bank AG, 4.16%, 5/13/25	460,641
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	176,408
425,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	418,076
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	262,902
150,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	148,852
220,000	Goldman Sachs Group, Inc. (The), 1.76%, 1/24/25(c)	216,490
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	446,700
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	192,724
382,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	369,092
455,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	444,629
100,000	Jackson Financial, Inc., 1.13%, 11/22/23	99,256

8

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value

$ 430,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	$422,394
425,000	KeyBank NA, 4.15%, 8/8/25	400,633
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	496,061
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	405,082
675,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	667,676
650,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	646,477
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	141,596
355,000	Morgan Stanley, 3.62%, 4/17/25(c)	349,303
465,000	Morgan Stanley, 5.05%, 1/28/27(c)	456,060
425,000	Nasdaq, Inc., 5.65%, 6/28/25	423,574
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	342,815
250,000	Realty Income Corp., REIT, 4.60%, 2/6/24	248,424
300,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	293,560
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.37%, 1/21/26(a),(b)	248,364
750,000	Truist Bank, 1.50%, 3/10/25	698,964
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	581,097
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	106,495
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	385,243
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	346,781

		15,417,462

Industrial — 2.01%
200,000	Boeing Co. (The), 1.43%, 2/4/24	196,877
150,000	Boeing Co. (The), 2.20%, 2/4/26	137,801
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	267,042
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	413,942
250,000	Trane Technologies Financing Ltd., 3.55%, 11/1/24	243,677

		1,259,339

Technology — 5.99%
1,000,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	998,390
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	226,593
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	368,176
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	95,524
525,000	Micron Technology, Inc., 5.38%, 4/15/28	506,582
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	94,961
295,000	Oracle Corp., 5.80%, 11/10/25	295,995
300,000	Qorvo, Inc., 1.75%, 12/15/24(a)	282,571
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	217,602
23,000	Take-Two Interactive Software, Inc., 3.30%, 3/28/24	22,692
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	179,269
250,000	VMware, Inc., 1.00%, 8/15/24	239,515
225,000	Western Digital Corp., 4.75%, 2/15/26	214,128

		3,741,998

9

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value

Utilities — 5.19%
$275,000	Ameren Corp., 1.95%, 3/15/27	$245,015
100,000	American Electric Power Co., Inc., 2.03%, 3/15/24	98,071
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	223,780
280,000	Emera US Finance LP, 0.83%, 6/15/24	268,896
500,000	Evergy, Inc., 2.45%, 9/15/24	483,049
335,000	Eversource Energy, 4.20%, 6/27/24	330,603
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	226,675
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	259,231
325,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	323,124
190,000	Southern Co. (The), 4.48%, 8/1/24	187,451
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	293,167
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	302,233

		3,241,295

Total Corporate Bonds		36,983,775

(Cost $38,157,440)

Asset Backed Securities — 22.11%
415,324	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	415,591
6,778	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	6,768
955,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	938,445
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	288,654
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	307,598
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	172,309
506,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	502,432
230,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94%, 12/15/26	212,070
100,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	89,534
108,400	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	101,024
458,850	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	436,104
430,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	407,975
470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(a)	457,546
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	499,777
21,494	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	21,358
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	378,926

10

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value

$ 566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	$530,059
750,000	Exeter Automobile Receivables Trust, 6.69%, 6/15/29	745,353
810,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(a)	797,789
165,727	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25(a)	163,141
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	310,013
300,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	298,422
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	539,343
365,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	363,362
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	975,605
175,179	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	153,389
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	386,237
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	379,394
500,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	469,882
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	185,636
260,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, 11/15/30	255,811
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(a)	531,889
417,822	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	368,296
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	491,210
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	403,941
241,827	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(a)	235,470

Total Asset Backed Securities		13,820,353

(Cost $14,295,462)

Collateralized Mortgage Obligations — 9.54%
253,351	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 7.43%, 4/25/29(a),(b)	253,669
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.87%, 10/15/36(a),(b)	213,812
215,031	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.84%, 10/15/38(a),(b)	208,759

11

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value

$300,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.22%, 6/15/27(a),(b)	$300,143
248,662	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.17%, 4/15/37(a),(b)	240,634
168,888	Connecticut Avenue Securities Trust, (SOFR30A + 2.000%), 7.32%, 3/25/42(a),(b)	170,033
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.22%, 12/25/41(a),(b)	203,469
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.82%, 3/25/42(a),(b)	257,314
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.42%, 3/25/42(a),(b)	111,853
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.87%, 5/25/43(a),(b)	382,799
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (SOFR30A + 3.100%), 8.42%, 6/25/43(a),(b)	282,306
150,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.02%, 7/25/43(a),(b)	150,679
500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(a),(d)	427,006
113,639	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.100%), 7.42%, 3/25/43(a),(b)	114,550
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.72%, 2/25/42(a),(b)	462,170
174,125	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 7.32%, 4/25/42(a),(b)	175,439
501,483	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.32%, 5/25/43(a),(b)	504,542
650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.67%, 6/25/43(a),(b)	666,569
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.28%, 1/15/39(a),(b)	384,088
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(a),(d)	451,532

Total Collateralized Mortgage Obligations		5,961,366

(Cost $6,077,555)

U.S. Government Agency Backed Mortgages — 0.47%
Fannie Mae — 0.47%
288,000	Pool #CB7160, 6.50%, 9/1/53	291,698
1,523	Series 2001-70, Class OF, (SOFR30A + 1.064%), 6.38%, 10/25/31(b)	1,530
1,213	Series 2009-87, Class FX, (SOFR30A + 0.864%), 6.18%, 11/25/39(b)	1,206

		294,434

12

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value

Freddie Mac — 0.00%
$1,221	Series 2448, Class FT, (SOFR30A + 1.114%), 6.43%, 3/15/32(b)	$1,230
1,329	Series 2488, Class FQ, (SOFR30A + 1.114%), 6.43%, 3/15/32(b)	1,337
251	Series 3770, Class FP, (SOFR30A + 0.614%), 5.93%, 11/15/40(b)	252

		2,819

Total U.S. Government Agency Backed Mortgages		297,253

(Cost $299,753)

Shares

Investment Company — 8.06%
5,040,864	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(e)	5,040,864

Total Investment Company		5,040,864

(Cost $5,040,864)

Total Investments		$62,103,611
(Cost $63,871,074)(f) — 99.34%

Other assets in excess of liabilities — 0.66%		410,920

NET ASSETS — 100.00%		$62,514,531

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

13

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Financial futures contracts as of September 30, 2023:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
2 Year U.S. Treasury Note	44	December 2023	$(30,620)	USD $8,919,281	Barclays Capital Group

Total			$(30,620)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

September 30, 2023 (Unaudited)

Principal Amount		Value
Corporate Bonds — 48.64%
Basic Materials — 0.87%
$ 650,000	FMC Corp., 5.15%, 5/18/26	$631,252

Consumer, Cyclical — 4.06%
525,000	Brunswick Corp., 0.85%, 8/18/24	500,665
725,000	Daimler Truck Finance North America LLC, (SOFR RATE + 1.000%), 6.27%, 4/5/24(a),(b)	725,120
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	483,743
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.38%, 2/26/27(b)	848,823
375,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	374,960

		2,933,311

Consumer, Non-cyclical — 3.51%
600,000	CVS Health Corp., 5.00%, 2/20/26	590,596
1,150,000	HCA, Inc., 5.38%, 2/1/25	1,138,144
850,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	806,398

		2,535,138

Energy — 1.77%
550,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	551,687
825,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	730,965

		1,282,652

Financial — 32.96%
500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	498,142
170,000	Ares Capital Corp., 7.00%, 1/15/27	170,001
1,000,000	Athene Global Funding, (SOFR Index + 0.715%), 5.99%, 1/7/25(a),(b)	980,318
650,000	Bank of America Corp., (SOFR RATE + 0.410%), GMTN, 5.75%, 6/14/24(c)	648,982
250,000	Barclays Plc, 1.01%, 12/10/24(d)	247,292
600,000	Barclays Plc, 3.65%, 3/16/25	577,534
1,000,000	Barclays Plc, 5.30%, 8/9/26(d)	979,130
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.39%, 3/3/27(b)	1,288,550
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 6.11%, 6/9/27(b)	981,977
645,000	Comerica Bank, 2.50%, 7/23/24	616,708
575,000	Fifth Third Bank NA, 5.85%, 10/27/25(d)	565,632
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(d)	545,966
750,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.700%), 6.02%, 1/24/25(b)	748,270
550,000	HSBC Holdings Plc, 0.98%, 5/24/25(d)	529,991
1,000,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 6.78%, 3/10/26(b)	1,003,774
530,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	512,091
500,000	Huntington National Bank (The), 5.70%, 11/18/25(d)	488,604

15

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value
$ 500,000	JPMorgan Chase & Co., (SOFR RATE + 0.580%), 5.93%, 6/23/25(b)	$498,355
1,000,000	JPMorgan Chase & Co., ((Term SOFR 3M + 1.112%), GMTN, 6.39%, 1/10/25(b)	1,001,058
575,000	KeyBank NA, 4.15%, 8/8/25	542,033
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(d)	972,670
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	548,052
535,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(d)	529,195
875,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(d)	870,258
475,000	Morgan Stanley, MTN, 1.16%, 10/21/25(d)	448,387
905,000	Morgan Stanley, 3.62%, 4/17/25(d)	890,476
575,000	Nasdaq, Inc., 5.65%, 6/28/25	573,070
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	759,091
680,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(d)	665,403
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.37%, 1/21/26(a),(b)	745,091
750,000	Truist Bank, 1.50%, 3/10/25	698,964
1,400,000	UBS Group AG, 4.49%, 5/12/26(a),(d)	1,355,894
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	275,918
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(d)	1,073,177

		23,830,054

Technology — 2.72%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	326,816
500,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	474,806
500,000	Qorvo, Inc., 1.75%, 12/15/24(a)	470,951
725,000	Western Digital Corp., 4.75%, 2/15/26	689,968

		1,962,541

Utilities — 2.75%
1,000,000	CenterPoint Energy, Inc., (SOFR Index + 0.650%), 5.99%, 5/13/24(b)	999,770
315,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	314,068
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	672,713

		1,986,551

Total Corporate Bonds		35,161,499

(Cost $36,054,841)

Collateralized Mortgage Obligations — 16.35%
839,916	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 7.43%, 4/25/29(a),(b)	840,969
633,260	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.87%, 10/15/36(a),(b)	605,799
723,285	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.84%, 10/15/38(a),(b)	702,191
762,030	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.17%, 4/15/37(a),(b)	737,427

16

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value
$ 670,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.22%, 12/25/41(a),(b)	$658,570
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.82%, 3/25/42(a),(b)	771,943
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.42%, 3/25/42(a),(b)	334,543
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.87%, 5/25/43(a),(b)	382,799
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (SOFR30A + 3.100%), 8.42%, 6/25/43(a),(b)	282,306
170,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.02%, 7/25/43(a),(b)	170,770
1,500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(a),(e)	1,281,018
1,380,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.72%, 2/25/42(a),(b)	1,386,512
592,662	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.32%, 5/25/43(a),(b)	596,277
825,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.67%, 6/25/43(a),(b)	846,029
430,302	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(e)	380,054
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(e)	251,470
1,500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(a),(e)	1,354,595
286,000	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.40%, 4/25/65(a),(e)	240,995

Total Collateralized Mortgage Obligations		11,824,267

(Cost $12,370,913)

Asset Backed Securities — 14.00%
390,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	357,381
125,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	123,078
900,000	CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	774,427
357,490	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	333,166
1,430,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(a)	1,392,107
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	499,776
775,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	725,787
1,000,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	939,435

17

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

Principal Amount		Value
$ 750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	$735,468
200,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	199,103
596,704	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	522,480
375,484	MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(a)	364,807
625,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	587,353
838,566	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	739,167
600,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	589,452
1,300,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	1,235,584

Total Asset Backed Securities		10,118,571

(Cost $10,807,130)

U.S. Treasury Obligations — 13.81%
U.S. Treasury Bill — 13.81%
10,000,000	U.S. Treasury Bill- When Issued, 5.29%, 10/12/23(f)	9,985,360

Total U.S. Treasury Obligations		9,985,360

(Cost $9,985,361)

Shares

Investment Company — 5.57%
4,024,960	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(g)	4,024,960

Total Investment Company		4,024,960

(Cost $4,024,960)

Total Investments		$71,114,657
(Cost $73,243,205)(h) — 98.37%

Other assets in excess of liabilities — 1.63%		1,181,139

NET ASSETS — 100.00%		$72,295,796

18

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2023 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on September 30, 2023.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2023:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value	Clearinghouse
2 Year U.S. Treasury Note	55	December 2023	$39,837	USD $11,149,102	Barclays Capital Group

Total			$39,837

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

19

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

September 30, 2023 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $58,830,210 and $69,218,245, respectively)	$57,062,747	$67,089,697
Affiliated investments (cost $5,040,864 and $4,024,960, respectively)	5,040,864	4,024,960
Cash	—	12,127
Cash at broker for financial futures contracts	101,757	185,531
Interest and dividend receivable	414,344	369,028
Receivable from advisor	10,807	827
Receivable for capital shares issued	—	729,000
Unrealized appreciation on futures contracts	—	39,837
Prepaid expenses and other assets	17,123	15,145

Total Assets	62,647,642	72,466,152

Liabilities:
Professional fees payable	4,204	4,204
Distributions payable	2,809	3,205
Payable for capital shares redeemed	10,256	104,146
Unrealized depreciation on futures contracts	30,620	—
Accrued expenses and other payables:
Accounting fees	7,017	7,191
Audit fees	16,261	16,157
Trustees’ fees	1,803	3,690
Distribution fees	—	469
Custodian fees	199	894
Shareholder reports	7,803	—
Transfer agent fees	9,475	22,932
Other	42,664	7,468

Total Liabilities	133,111	170,356

Net Assets	$62,514,531	$72,295,796

Net Assets Consists of:
Capital	$65,182,689	$77,208,059
Accumulated earnings	(2,668,158)	(4,912,263)

Net Assets	$62,514,531	$72,295,796

20

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

September 30, 2023 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Net Assets
Class A	$435,678		$12,901,722
Class I	62,078,853		59,394,074

Total	$62,514,531		$72,295,796

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	45,862		1,324,687
Class I	6,543,204		6,106,745

Total	6,589,066		7,431,432

Net Asset Values and Redemption Prices Per Share:
Class A	$9.50		$9.74

Class I	$9.49		$9.73

Maximum Offering Price Per Share:
Class A	$9.64	$	N/A

Maximum Sales Charge - Class A	1.50%		N/A

See Notes to the Financial Statements.

21

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended September 30, 2023 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$1,227,639	$1,761,496
Dividend income - affiliated	54,559	63,432

Total Investment Income	1,282,198	1,824,928
Expenses:
Investment advisory fees	91,999	89,146
Distribution fees–Class A	231	7,656
Accounting fees	52,526	17,823
Audit fees	22,904	22,931
Custodian fees	1,527	1,739
Insurance fees	1,772	1,772
Legal fees	4,707	3,968
Registrations and filing fees	20,119	25,995
Shareholder reports	19,134	23,968
Transfer agent fees–Class A	4,227	3,733
Transfer agent fees–Class I	36,694	15,218
Trustees’ fees and expenses	1,817	2,960
Tax expense	2,232	2,232
Other fees	2,390	2,544

Total expenses before fee waiver/reimbursement	262,279	221,685
Advisor	(156,449)	(107,554)

Net expenses	105,830	114,131

Net Investment Income	1,176,368	1,710,797

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(146,638)	(967,976)
Futures contracts	(127,818)	214,113

Net realized losses	(274,456)	(753,863)
Net change in unrealized appreciation/ (depreciation) on:
Investments	321,782	1,738,574
Futures contracts	(130,308)	210,345

Net unrealized gains	191,474	1,948,919

Change in net assets resulting from operations	$1,093,386	$2,905,853

See Notes to the Financial Statements.

22

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC BlueBay Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
From Investment Activities
Operations:
Net investment income	$1,176,368	$1,402,364
Net realized losses from investments and futures contracts	(274,456)	(509,098)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	191,474	(508,464)

Change in net assets resulting from operations	1,093,386	384,802

Distributions to Shareholders:
Class A	(8,567)	(15,140)
Class I	(1,167,615)	(1,382,383)

Change in net assets resulting from shareholder distributions	(1,176,182)	(1,397,523)

Capital Transactions:
Proceeds from shares issued	2,537,843	7,762,045
Distributions reinvested	1,149,836	1,387,284
Cost of shares redeemed	(565,756)	(4,017,143)

Change in net assets resulting from capital transactions	3,121,923	5,132,186

Net increase in net assets	3,039,127	4,119,465
Net Assets:
Beginning of period	59,475,277	55,355,812

End of period	$62,514,404	$59,475,277

Share Transactions:
Issued	267,511	816,371
Reinvested	121,075	146,637
Redeemed	(59,597)	(423,226)

Change in shares resulting from capital transactions	328,989	539,782

See Notes to the Financial Statements.

23

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC BlueBay Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
From Investment Activities
Operations:
Net investment income	$1,710,797	$2,672,645
Net realized losses from investments and futures contracts	(753,863)	(1,541,893)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	1,948,919	(131,487)

Change in net assets resulting from operations	2,905,853	999,265

Distributions to Shareholders:
Class A	(331,389)	(868,824)
Class I	(1,381,912)	(2,228,135)

Change in net assets resulting from shareholder distributions	(1,713,301)	(3,096,959)

Capital Transactions:
Proceeds from shares issued	7,651,881	73,981,334
Distributions reinvested	1,687,103	3,027,793
Cost of shares redeemed	(17,829,289)	(145,266,311)

Change in net assets resulting from capital transactions	(8,490,305)	(68,257,184)

Net decrease in net assets	(7,297,753)	(70,354,878)
Net Assets:
Beginning of period	79,593,484	149,948,362

End of period	$72,295,731	$79,593,484

Share Transactions:
Issued	792,836	7,706,978
Reinvested	174,206	316,238
Redeemed	(1,842,671)	(15,137,723)

Change in shares resulting from capital transactions	(875,629)	(7,114,507)

See Notes to the Financial Statements.

24

    FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$ 9.51	0.18	(0.01)	0.17	(0.18)	—	(0.18)	$ 9.50
Year Ended 3/31/23	9.69	0.22	(0.18)	0.04	(0.22)	—	(0.22)	9.51
Year Ended 3/31/22	10.18	0.12	(0.41)	(0.29)	(0.13)	(0.07)	(0.20)	9.69
Year Ended 3/31/21	9.98	0.17	0.21	0.38	(0.18)	—	(0.18)	10.18
Year Ended 3/31/20	9.94	0.25	0.04	0.29	(0.25)	—	(0.25)	9.98
Year Ended 3/31/19	9.85	0.24	0.09	0.33	(0.24)	—	(0.24)	9.94
Class I
Six Months Ended 9/30/23 (Unaudited)	$ 9.50	0.18	(0.01)	0.17	(0.18)	—	(0.18)	$ 9.49
Year Ended 3/31/23	9.68	0.24	(0.19)	0.05	(0.23)	—	(0.23)	9.50
Year Ended 3/31/22	10.16	0.13	(0.40)	(0.27)	(0.14)	(0.07)	(0.21)	9.68
Year Ended 3/31/21	9.98	0.18	0.19	0.37	(0.19)	—	(0.19)	10.16
Year Ended 3/31/20	9.94	0.25	0.05	0.30	(0.26)	—	(0.26)	9.98
Year Ended 3/31/19	9.84	0.25	0.10	0.35	(0.25)	—	(0.25)	9.94

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

25

    FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/23 (Unaudited)	1.77%(c)	$ 436	0.45%(d)	3.73%(d)	2.66%(d)	16%
Year Ended 3/31/23	0.49%	502	0.45%	2.26%	1.32%	35%
Year Ended 3/31/22	(2.84)%	887	0.45%	1.18%	1.22%	76%
Year Ended 3/31/21	6.45%	419	0.45%	1.70%	1.58%	54%
Year Ended 3/31/20	0.34%	294	0.45%	2.48%	2.07%	33%
Year Ended 3/31/19	3.44%	310	0.45%	2.41%	1.99%	48%
Class I
Six Months Ended 9/30/23 (Unaudited)	1.82%(c)	$62,079	0.35%(d)	3.86%(d)	0.85%(d)	16%
Year Ended 3/31/23	0.59%	58,973	0.35%	2.48%	0.79%	35%
Year Ended 3/31/22	(2.66)%	54,469	0.35%	1.30%	0.78%	76%
Year Ended 3/31/21	6.35%	64,179	0.35%	1.79%	0.68%	54%
Year Ended 3/31/20	0.45%	56,016	0.35%	2.53%	0.79%	33%
Year Ended 3/31/19	3.65%	27,563	0.35%	2.55%	1.04%	48%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

26

    FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/23 (Unaudited)	$9.59	0.21	0.15	0.36	(0.21)	—	(0.21)	$9.74
Year Ended 3/31/23	9.73	0.23	(0.08)	0.15	(0.25)	(0.04)	(0.29)	9.59
Year Ended 3/31/22	9.99	0.08	(0.26)	(0.18)	(0.08)	—	(0.08)	9.73
Year Ended 3/31/21	9.58	0.13	0.42	0.55	(0.14)	—	(0.14)	9.99
Year Ended 3/31/20	9.89	0.23	(0.29)	(0.06)	(0.25)	—	(0.25)	9.58
Year Ended 3/31/19	9.84	0.24	0.06	0.30	(0.25)	—	(0.25)	9.89
Class I
Six Months Ended 9/30/23 (Unaudited)	$9.58	0.22	0.15	0.37	(0.22)	—	(0.22)	$9.73
Year Ended 3/31/23	9.72	0.25	(0.09)	0.16	(0.26)	(0.04)	(0.30)	9.58
Year Ended 3/31/22	9.98	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.72
Year Ended 3/31/21	9.57	0.14	0.42	0.56	(0.15)	—	(0.15)	9.98
Year Ended 3/31/20	9.87	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	9.57
Year Ended 3/31/19	9.83	0.25	0.04	0.29	(0.25)	—	(0.25)	9.87

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

27

    FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/23 (Unaudited)	3.79	%(b)	$ 12,902	0.38	%(c)	4.35	%(c)	0.66	%(c)	10%
Year Ended 3/31/23	1.61%		16,565	0.38%		2.34%		0.59%		32%
Year Ended 3/31/22	(1.81)%		46,963	0.38%		0.78%		0.55%		62%
Year Ended 3/31/21	5.78%		16,173	0.38%		1.30%		0.81%		56%
Year Ended 3/31/20	(0.67)%		5,745	0.38%		2.34%		1.07%		93%
Year Ended 3/31/19	3.04%		1,728	0.38%		2.41%		1.30%		57%
Class I
Six Months Ended 9/30/23 (Unaudited)	3.84	%(b)	$ 59,394	0.28	%(c)	4.46	%(c)	0.56	%(c)	10%
Year Ended 3/31/23	1.71%		63,028	0.28%		2.57%		0.55%		32%
Year Ended 3/31/22	(1.72)%		102,986	0.28%		0.87%		0.48%		62%
Year Ended 3/31/21	5.89%		79,747	0.28%		1.42%		0.77%		56%
Year Ended 3/31/20	(0.47)%		34,948	0.28%		2.56%		0.99%		93%
Year Ended 3/31/19	3.04%		30,249	0.28%		2.57%		1.07%		57%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

See Notes to the Financial Statements.

28

    NOTES TO FINANCIAL STATEMENTS

September 30, 2023 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 24 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC BlueBay Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A shares of Short Duration Fixed Income Fund are offered with a 1.50% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemptions within 12 months of a $500,000 or greater purchase on which no front-end sales charge was paid. Class A shares of Ultra-Short Fixed Income Fund and Class I shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

29

    NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

30

    NOTES TO FINANCIAL STATEMENTS

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2023 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Short Duration Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$36,983,775	$—	$36,983,775
Asset Backed Securities	—	13,820,353	—	13,820,353
Collateralized Mortgage Obligations	—	5,961,366	—	5,961,366
Investment Company	5,040,864	—	—	5,040,864
U.S. Government Agency Backed Mortgages	—	297,253	—	297,253

Total Assets	$5,040,864	$57,062,747	$—	$62,103,611

Liabilities:

Other Financial Instruments*
Financial futures contracts	$(30,620)	$—	$—	$(30,620)

31

    NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$35,161,499	$—	$35,161,499
Collateralized Mortgage Obligations	—	11,824,267	—	11,824,267
Asset Backed Securities	—	10,118,571	—	10,118,571
U.S. Treasury Obligations	—	9,985,360	—	9,985,360
Investment Company	4,024,960	—	—	4,024,960
Other Financial Instruments*
Financial futures contracts	39,837	—	—	39,837

Total Assets	$4,064,797	$67,089,697	$—	$71,154,494

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2023.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount.

32

    NOTES TO FINANCIAL STATEMENTS

Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2023.

Fair Values of Derivative Financial Instrument as of September 30, 2023

Statement of Assets and Liabilities Location

Asset Derivatives
	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$—	$39,837

Total	$—	$39,837

Liability Derivatives
	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$30,620	$—

Total	$30,620	$—

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2023 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(127,818)	$214,113

Total	$(127,818)	$214,113

33

    NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(130,308)	$210,345

Total	$(130,308)	$210,345

For the period ended September 30, 2023, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Futures long position (contracts)	39	—
Futures short position (contracts)	—	90

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund-RBC Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

34

    NOTES TO FINANCIAL STATEMENTS

	Value March 31, 2023	Purchases	Sales	Value September 30, 2023	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —RBC Institutional Class 1
BlueBay Short Duration Fixed Income Fund	$771,303	$12,177,517	$7,907,956	$5,040,864	$ 54,559
BlueBay Ultra-Short Fixed Income Fund	762,424	33,312,188	30,049,652	4,024,960	63,432

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

35

    NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2025.

	Class A Annual Rate	Class I Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2023 were:

	FYE 3/31/21	FYE 3/31/22	FYE 3/31/23	FYE 3/31/24	Total
BlueBay Short Duration Fixed Income Fund	$124,142	$200,733	$248,956	$154,715	$728,546
BlueBay Ultra-Short Fixed Income Fund	143,158	249,432	272,270	105,503	770,363

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2023, the amounts waived were as follows:

Fees Waived
BlueBay Short Duration Fixed Income Fund	$ 1,734
BlueBay Ultra-Short Fixed Income Fund	2,051

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

36

    NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $84,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2023, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2023.

For the period ended September 30, 2023, the Distributor received no commissions from front-end sales charges of Class A shares.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2023 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
BlueBay Short Duration Fixed Income Fund	$7,224,713	$ 9,435,981	$2,022,888	$821,030
BlueBay Ultra-Short Fixed Income Fund	5,765,546	27,859,926	1,475,000	681,180

37

    NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	BlueBay Short Duration Fixed Income Fund		BlueBay Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,323	$297,500	$550,405	$3,611,529
Distributions reinvested	8,474	15,232	326,993	871,243
Cost of shares redeemed	(84,281)	(680,092)	(4,780,341)	(34,169,108)

Change in Class A	$(65,484)	$(367,360)	$(3,902,943)	$(29,686,336)

Class I
Proceeds from shares issued	$2,527,520	$7,464,545	$7,101,476	$70,369,805
Distributions reinvested	1,141,362	1,372,052	1,360,110	2,156,550
Cost of shares redeemed	(481,475)	(3,337,051)	(13,048,948)	(111,097,203)

Change in Class I	$3,187,407	$5,499,546	$(4,587,362)	$(38,570,848)

Change in net assets resulting from capital transactions	$3,121,923	$5,132,186	$(8,490,305)	$(68,257,184)

38

    NOTES TO FINANCIAL STATEMENTS

	BlueBay Short Duration Fixed Income Fund		BlueBay Ultra-Short Fixed Income Fund

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
SHARE TRANSACTIONS:
Class A
Issued	1,083	31,218	57,015	376,294
Reinvested	891	1,607	33,736	90,933
Redeemed	(8,879)	(71,605)	(493,112)	(3,565,750)

Change in Class A	(6,905)	(38,780)	(402,361)	(3,098,523)

Class I
Issued	266,428	785,153	735,821	7,330,684
Reinvested	120,184	145,030	140,470	225,305
Redeemed	(50,718)	(351,621)	(1,349,559)	(11,571,973)

Change in Class I	335,894	578,562	(473,268)	(4,015,984)

Change in shares resulting from capital transactions	328,989	539,782	(875,629)	(7,114,507)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended March 31, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended March 31, 2023, the Funds did not incur any interest or penalties.

39

    NOTES TO FINANCIAL STATEMENTS

As of September 30, 2023, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BlueBay Short Duration Fixed Income Fund	$ 72,790,356	$72,873	$(1,870,956)	$(1,798,083)
BlueBay Ultra-Short Fixed Income Fund	73,243,205	99,701	(2,228,249)	(2,128,548)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$1,390,160	$ —	$1,390,160	$1,390,160
BlueBay Ultra-Short Fixed Income Fund	2,741,904	356,227	3,098,131	3,098,131

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2024.

As of March 31, 2023, the Short Duration Fixed Income Fund and the Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $152,049 and $667,337 and a long-term capital loss carryforward of $351,950 and $1,574,483 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Short Duration Fixed Income Fund and Ultra Short Fixed Income Fund didn’t have any qualified late-year losses this year.

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 27, 2024. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2023 and there were no borrowings made by the Funds during the period.

40

    NOTES TO FINANCIAL STATEMENTS

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2023, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
BlueBay Short Duration Fixed Income Fund	2	91.4%
BlueBay Ultra-Short Fixed Income Fund	1	65.4%

In addition, an unaffiliated shareholder owned 27.2% of the Ultra-Short Fixed Income Fund as of September 30, 2023. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

41

    SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A and Class I shares.

Class A

Class A shares are intended for investors meeting certain minimum investment thresholds. Class A shares of Short Duration Fixed Income Fund are subject to a maximum up-front sales charge of 1.50% and a 1.00% CDSC for redemption within 12 months of a $500,000 or greater purchase. Class A shares of Ultra-Short Fixed Income Fund are not subject to an up-front sales charge or CDSC. Class A shares currently include a 0.10% (10 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

42

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2023 through September 30, 2023.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period* 4/1/23–9/30/23	Annualized Expense Ratio During Period 4/1/23–9/30/23
BlueBay Short Duration Fixed Income Fund
Class A	$1,000.00	$1,018.20	$2.27	0.45%
Class I	1,000.00	1,017.70	1.77	0.35%
BlueBay Ultra-Short Fixed Income Fund
Class A	1,000.00	1,038.40	1.94	0.38%
Class I	1,000.00	1,037.90	1.43	0.28%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

43

    SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/23	Ending Account Value 9/30/23	Expenses Paid During Period 4/1/23-9/30/23	Annualized Expense Ratio During Period 4/1/23-9/30/23
BlueBay Short Duration Fixed Income Fund
Class A	$1,000.00	$1,022.75	$2.28	0.45%
Class I	1,000.00	1,023.25	1.77	0.35%
BlueBay Ultra-Short Fixed Income Fund
Class A	1,000.00	1,023.10	1.92	0.38%
Class I	1,000.00	1,023.60	1.42	0.28%

44

    APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreements

In September 2023, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement with the Advisor (the “Agreement”) for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the portfolio management team over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Board was informed of the fact that both Funds had showed performance in the top half of both their peer groups and more customized fund categories for each of the one-, three- and five-year periods, except for the RBC BlueBay Ultra-Short Fixed Income Fund’s three-year period performance, which was in the bottom half of its peer group.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements with the Adviser. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreement, as well as the continuation of the expense limitation arrangement for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

45

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48

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2023.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources.

RBCF-FI SAR 09-23

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	November 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date	November 29, 2023

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	November 29, 2023

* Print the name and title of each signing officer under his or her signature.